UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	July 31, 2020

Date of reporting period:	August 1, 2019 — January 31, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam Investments

Putnam Ultra Short Duration Income Fund

Semiannual report
1 | 31 | 20

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PSDTX

Putnam
Ultra Short Duration
Income Fund

Semiannual report
1 | 31 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

March 11, 2020

Dear Fellow Shareholder:

After a period of gains and relative tranquility, global financial markets encountered considerable challenges in early 2020. The spread of the coronavirus into regions beyond China unnerved investors worldwide. In late February, largely in response to this issue, stock markets experienced their worst weekly performance since the 2008 financial crisis. As often happens when stocks decline sharply, bonds provided better results. As investors rushed to safe havens, the yield on the benchmark 10-year U.S. Treasury note fell below 1% for the first time in history.

While this is not the first time global financial markets have encountered such turbulence, it can be unsettling for investors. Markets that are usually rational can behave irrationally at times. Throughout history, however, markets have proven remarkably resilient, routinely recovering from short-term crisis events to move higher over longer time periods. For investors, we believe the most important course of action is to remain calm, stay focused on your long-term goals, and consult with your financial advisor. At Putnam, our investment professionals have experience in all types of market conditions and remain focused on actively managing fund portfolios with a research-intensive approach that includes risk management strategies.

Thank you for investing with Putnam.

Putnam Ultra Short Duration Income Fund is designed for investors who seek a conservative risk profile and low volatility, along with income potential. Managed by a team of industry veterans, the fund offers a level of flexibility not necessarily available in other conservative investment options. Because the fund is not a money market fund, the managers can invest in a broader range of sectors and securities that may offer higher yields without taking on significantly more risk.

The fund’s management team has an average of more than 20 years of experience.

2 Ultra Short Duration Income Fund

A broader range of income opportunities

The fund can invest in a wider range of securities than is available to money market funds.

Investors should be aware of the differences between Putnam Ultra Short Duration Income Fund and money market funds before investing: Both seek to preserve capital and maintain liquidity. Money market funds generally focus on stability of principal, while Putnam Ultra Short Duration Income Fund seeks a balance of stability and income, which may result in increased volatility. Money market funds seek to maintain a net asset value (NAV) of $1.00 per share; the NAV of Putnam Ultra Short Duration Income Fund will fluctuate to reflect the market value of the portfolio. The fund’s fees and expenses differ from money market funds; see the prospectus for details. The fund can invest in more bond sectors than money market funds and, as a result, will be exposed to a larger number of risks. Neither money market funds nor this fund is insured or guaranteed by the FDIC or any other government agency, and investors can lose money in each.

Ultra Short Duration Income Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. See below and pages 9–11 for additional performance information. The fund had expense limitations during the period, without which returns would have been lower.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/20. See above and pages 9–11 for additional fund performance information. Index descriptions can be found on page 15.

4 Ultra Short Duration Income Fund

How was the market environment during the six-month period?

Financial markets gained during the six-month period as the United States and China signed a phase-one trade deal, tensions in the Middle East deescalated, and global central banks eased monetary policy. However, by the end of January, fears over the coronavirus outbreak and its potential effects on global growth caused investors to become more risk averse. U.S. Treasuries — widely considered as “safe haven” assets — rallied as yields fell across the board.

The Federal Reserve cut rates twice during the period to a range of 1.50% to 1.75% but held its policy rate steady in December 2019 and in January 2020. To keep the federal funds rate within the target, the Fed made some “technical” adjustments by lifting the interest rate on excess reserves (IOER) and the overnight reverse repo rate (RRR) at the January meeting. Fed chair Jerome Powell also said the coronavirus epidemic sweeping China could pose broader economic risks, but signaled that the Fed was comfortable holding interest rates steady.

Ultra Short Duration Income Fund 5

Allocations are shown as a percentage of the fund’s net assets as of 1/31/20. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

The cash and net other assets category may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions.

Against this backdrop, Treasury yields generally declined. The yield on the benchmark 10-year note fell to 1.51% at the end of January. The yield curve stayed positively sloped except at the shortest maturities, as 1-month to 6-month yields were slightly higher than 10-year yields as of January 31. Elsewhere, the one-month London Interbank Offered Rate [LIBOR] fell to 1.66% on January 31.

How did the fund perform?

The fund outperformed its benchmark, the ICE BofA U.S. Treasury Bill Index, for the period. The fund returned 1.17% versus 1.00% for the index for the 6 months ended January 31, 2019.

What were the drivers of performance?

All sectors contributed to the results, and there were no major detractors for this period. Bank holdings and securitized bonds — including short-term asset-backed securities and collateralized mortgage obligations — were the biggest drivers of performance. The fund was primarily invested in corporate securities and commercial paper [CP], which provided attractive income above short-term Treasury securities. The financial industry typically makes up about half of the fund’s exposure. We invest in short-dated assets with maturities of 3.5 years or less, including corporate CP, which makes up approximately 30% of the fund’s holdings.

We have taken steps to reduce the fund’s sensitivity to credit spread movements as we are cognizant of ongoing uncertainties related to the U.S. presidential election this year. Specifically, we have lowered the fund’s exposure to the relatively longer-dated securities of the portfolio. We also continue

6 Ultra Short Duration Income Fund

to position the portfolio to generate natural liquidity through ongoing bond maturities.

What is your near-term outlook?

We expect short-term interest rates to trend lower in 2020. Heading into the new year, Fed officials indicated comfort with leaving monetary policy on hold while keeping an eye on inflation and growth risks. Prior to the coronavirus epidemic, the global economy was stabilizing, in our view.

Now, however, we think global business activity is likely to slow over the near term, which will lead to further easing from global central banks. With that in mind, we plan to maintain the portfolio’s current duration. There are also risks related to the final outcome of the U.S.–China trade talks, global growth prospects, and U.S. elections. In addition, short-term corporate bond spreads are hovering around their post-recession tightness levels. We continue to structure the portfolio with a barbell approach: investing in lower-quality investment-grade securities maturing in 1 year or less and in higher-quality investment-grade securities maturing between 1 and 3.5 years.

Despite ongoing changes in the market environment, capital preservation remains the primary objective of the fund. We believe our expertise

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/20. A bond rated BBB or higher (A-3/SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time.

Cash and net other assets, if any, represent the market value weights of cash and derivatives and may show a negative market value as a result of the timing of trade versus settlement date transactions. The fund itself has not been rated by an independent rating agency.

Ultra Short Duration Income Fund 7

on the short end will allow us to appropriately position the fund as the markets evolve and capitalize on opportunities as they arise.

Thank you for your time and for bringing us up to date.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

8 Ultra Short Duration Income Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2020, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class N, R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/20

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (10/17/11)
Net asset value	9.84%	1.14%	7.56%	1.47%	6.08%	1.99%	2.69%	1.17%
Class B (10/17/11)
Net asset value	6.41	0.75	5.56	1.09	4.92	1.62	2.28	0.97
Class C (10/17/11)
Net asset value	6.28	0.74	5.56	1.09	4.92	1.62	2.28	0.97
Class N (11/1/18)
Before sales charge	8.63	1.00	6.88	1.34	5.72	1.87	2.43	1.09
After sales charge	7.01	0.82	5.28	1.03	4.13	1.36	0.90	–0.42
Class R (10/17/11)
Net asset value	6.28	0.74	5.56	1.09	4.82	1.58	2.28	0.97
Class R6 (7/2/12)
Net asset value	10.88	1.25	8.13	1.58	6.42	2.09	2.70	1.22
Class Y (10/17/11)
Net asset value	10.84	1.25	8.09	1.57	6.39	2.09	2.79	1.22

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Class A,B,C,R,R6, and Y share classes do not carry an initial sales charge or a contingent deferred sales charge. After-sales-charge returns for class N shares reflect the deduction of the maximum 1.50% sales charge, levied at the time of purchase. Performance for class N shares prior to its inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge and the higher operating expenses of class N shares. Performance for class R6 shares prior to its inception is derived from the historical performance of class Y shares.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Ultra Short Duration Income Fund 9

Comparative index returns For periods ended 1/31/20

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
ICE BofA U.S. Treasury
Bill Index	6.04%	0.71%	5.73%	1.12%	5.21%	1.71%	2.27%	1.00%

Index results should be compared with fund performance at net asset value.

Fund price and distribution information For the six-month period ended 1/31/20

Distributions	Class A	Class B	Class C	Class N		Class R	Class R6	Class Y
Number	6	6	6	6		6	6	6
Income	$0.106834	$0.086445	$0.086445	$0.099206		$0.086446	$0.112440	$0.111930
Capital gains	—	—	—	—		—	—	—
Total	$0.106834	$0.086445	$0.086445	$0.099206		$0.086446	$0.112440	$0.111930
	Net	Net	Net	Before	After	Net	Net	Net
	asset	asset	asset	sales	sales	asset	asset	asset
Share value	value	value	value	charge	charge	value	value	value
7/31/19	$10.05	$10.04	$10.04	$10.04	$10.19	$10.04	$10.06	$10.06
1/31/20	10.06	10.05	10.05	10.05	10.20	10.05	10.07	10.07
	Net	Net	Net	Before	After	Net	Net	Net
Current rate	asset	asset	asset	sales	sales	asset	asset	asset
(end of period)	value	value	value	charge	charge	value	value	value
Current dividend rate[1]	1.84%	1.45%	1.45%	1.70%	1.67%	1.45%	1.95%	1.94%
Current 30-day
SEC yield (with
expense limitation)[2,3]	1.73	1.33	1.33	N/A	1.56	1.33	1.84	1.83
Current 30-day
SEC yield (without
expense limitation)[3]	1.66	1.26	1.26	N/A	1.49	1.27	1.77	1.76

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class N shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.50% for class N shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For the period, the fund had an expense limitation, without which the yield would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

10 Ultra Short Duration Income Fund

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/19

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (10/17/11)
Net asset value	9.54%	1.12%	7.31%	1.42%	5.98%	1.96%	2.75%	1.12%
Class B (10/17/11)
Net asset value	6.13	0.73	5.32	1.04	4.73	1.55	2.34	0.91
Class C (10/17/11)
Net asset value	6.04	0.72	5.32	1.04	4.73	1.55	2.34	0.91
Class N (11/1/18)
Before sales charge	8.36	0.98	6.64	1.29	5.62	1.84	2.60	1.04
After sales charge	6.73	0.80	5.04	0.99	4.04	1.33	1.06	–0.48
Class R (10/17/11)
Net asset value	6.04	0.72	5.32	1.04	4.73	1.55	2.34	0.91
Class R6 (7/2/12)
Net asset value	10.57	1.23	7.88	1.53	6.22	2.03	2.86	1.17
Class Y (10/17/11)
Net asset value	10.53	1.23	7.84	1.52	6.29	2.06	2.85	1.16

See the discussion following the fund performance table on page 9 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class N	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 7/31/19*†	0.40%	0.80%	0.80%	0.55%‡	0.80%	0.29%	0.30%
Total annual operating expenses for the
fiscal year ended 7/31/19†	0.48%	0.88%	0.88%	0.63%‡	0.88%	0.37%	0.38%
Annualized expense ratio for the
six-month period ended 1/31/20	0.40%	0.80%	0.80%	0.55%	0.80%	0.29%	0.30%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 11/30/20.

† Restated to reflect current fees.

‡ Annualized.

Ultra Short Duration Income Fund 11

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 8/1/19 to 1/31/20. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.02	$4.04	$4.04	$2.78	$4.04	$1.47	$1.52
Ending value (after expenses)	$1,011.70	$1,009.70	$1,009.70	$1,010.90	$1,009.70	$1,012.20	$1,012.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/20, use the following calculation method. To find the value of your investment on 8/1/19, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.03	$4.06	$4.06	$2.80	$4.06	$1.48	$1.53
Ending value (after expenses)	$1,023.13	$1,021.11	$1,021.11	$1,022.37	$1,021.11	$1,023.68	$1,023.63

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

12 Ultra Short Duration Income Fund

Consider these risks before investing

Putnam Ultra Short Duration Income Fund is not a money market fund. The effects of inflation may erode the value of your investment over time. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. You can lose money by investing in the fund.

Ultra Short Duration Income Fund 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of the class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.50% maximum sales charge for class N shares.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. Net asset values fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares obtained in exchange for the same class of shares of another Putnam Fund, and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are not subject to an initial sales charge or a CDSC, except that a CDSC may apply to certain redemptions of class A shares obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge if the shares are redeemed within nine months of the original purchase. Exchange of your fund’s class A shares into another Putnam fund may involve an initial sales charge.

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge or a CDSC, except that a CDSC of 1.00% may apply to class C shares obtained in an exchange for class C shares of another Putnam fund if exchanged within one year of the original purchase date.

Class N shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge). There is a 1.50% maximum sales charge.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

14 Ultra Short Duration Income Fund

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Ultra Short Duration Income Fund 15

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2020, Putnam employees had approximately $466,000,000 and the Trustees had approximately $77,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16 Ultra Short Duration Income Fund

Trustee approval of management contract

Consideration of an amended management contract

At their meeting on November 22, 2019, the Board of Trustees of The Putnam Funds, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved an amended management contract with Putnam Investment Management, LLC (“Putnam Management”), effective December 1, 2019, for your fund. The Trustees noted that the amended management contract differed in substance from the existing management contract only in that in the amended management contract, the management fee was lower at every breakpoint level.

In considering whether to approve the amended management contract, the Trustees considered information provided by Putnam Management about the revised fee schedule, including the competitiveness of the proposed fees. The Trustees also took into account that they had most recently approved the annual continuance of the fund’s existing management contract with Putnam Management in June 2019. Because, other than the revised fee schedule, the fund’s amended management contract was in substance identical to the fund’s existing management contract, the Trustees relied to a considerable extent on their previous approval of the continuance of the fund’s existing management contract, which is described below.

After considering the factors described above relating to the amended management contract’s revised fee schedule, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s existing management contract in June 2019, the Trustees, including the Independent Trustees, approved the proposed amended management contract.

General conclusions in connection with the Trustees’ June 2019 approvals

The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2019, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2019, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2019 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2019. (Because PIL is an affiliate of Putnam

Ultra Short Duration Income Fund 17

Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2018. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not

18 Ultra Short Duration Income Fund

operative during their fiscal years ending in 2018. Putnam Management and PSERV have agreed to maintain these expense limitations until at least November 30, 2020. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.24% of its average net assets through at least November 30, 2020. During its fiscal year ending in 2018, your fund’s expenses were reduced as a result of this expense limitation. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fifth quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2018. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2018 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’

Ultra Short Duration Income Fund 19

investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, after a strong start to the year, 2018 was a mixed year for The Putnam Funds, with the Putnam open-end Funds’ performance, on an asset-weighted basis, ranking in the 54th percentile of their Lipper Inc. (“Lipper”) peers (excluding those Putnam funds that are evaluated based on their total returns versus selected investment benchmarks). The Trustees also noted that The Putnam Funds were ranked by the Barron’s/Lipper Fund Families survey as the 41st-best performing mutual fund complex out of 57 complexes for the one-year period ended December 31, 2018 and the 29th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2018. The Trustees observed that The Putnam Funds’ performance over the longer-term continued to be strong, ranking 6th out of 49 mutual fund complexes in the survey over the ten-year period ended 2018. In addition, the Trustees noted that 22 of the funds were four- or five-star rated by Morningstar Inc. at the end of 2018. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2018 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about the fund’s total return, and your fund’s performance relative to its benchmark, for the one-year, three-year and five-year periods ended December 31, 2018. Over the one-year period, your fund’s class A share net return was positive and slightly trailed the return of its benchmark, and over the three-year and five-year periods, your fund’s class A share net return was positive and exceeded the return of its benchmark. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires in 2018 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam

20 Ultra Short Duration Income Fund

Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Ultra Short Duration Income Fund 21

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

22 Ultra Short Duration Income Fund

The fund’s portfolio 1/31/20 (Unaudited)

	Principal
CORPORATE BONDS AND NOTES (53.2%)*	amount	Value
Banking (27.7%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.57%), 2.489%, 8/27/21 (Netherlands)	$51,500,000	$51,797,670
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.41%), 2.229%, 1/19/21 (Netherlands)	46,350,000	46,486,605
ABN AMRO Bank NV 144A sr. unsec. notes 2.65%,
1/19/21 (Netherlands)	7,000,000	7,056,014
Australia & New Zealand Banking Group, Ltd. 144A sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.87%),
2.78%, 11/23/21 (Australia)	3,000,000	3,035,535
Australia & New Zealand Banking Group, Ltd. 144A sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%),
2.385%, 11/21/22 (Australia)	24,180,000	24,320,098
Australia & New Zealand Banking Group, Ltd. 144A sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%),
2.221%, 11/9/20 (Australia)	24,900,000	24,954,176
Australia & New Zealand Banking Group, Ltd. 144A
unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.403%,
8/19/20 (Australia)	28,950,000	29,022,287
Australia & New Zealand Banking Group, Ltd. 144A
unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 2.364%,
5/17/21 (Australia)	14,625,000	14,691,980
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub.
notes 3.00%, 10/20/20 (Spain)	46,668,000	47,040,072
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 1.56%), 3.408%, 4/11/22 (Spain)	4,720,000	4,813,924
Bank of America Corp. sr. unsec. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.65%), 2.559%, 10/1/21	22,570,000	22,654,156
Bank of America Corp. sr. unsec. sub. FRN (BBA LIBOR
USD 3 Month + 0.38%), 2.186%, 1/23/22	39,485,000	39,542,237
Bank of America Corp. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 1.00%), 2.801%, 4/24/23	15,095,000	15,282,178
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 1.42%), 3.239%, 4/19/21	28,683,000	29,125,864
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 0.66%), 2.479%, 7/21/21	55,803,000	55,950,367
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.65%), 2.597%, 6/25/22	29,807,000	29,992,073
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.40%), 2.202%, 1/22/21 (Canada)	28,000,000	28,061,181
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.34%), 2.188%, 7/13/20 (Canada)	24,944,000	24,978,463
Bank of Montreal sr. unsec. unsub. FRN Ser. D, (BBA
LIBOR USD 3 Month + 0.46%), 2.308%, 4/13/21 (Canada)	11,600,000	11,646,096
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.79%), 2.709%, 8/27/21 (Canada)	7,500,000	7,575,440
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.57%), 2.517%, 3/26/22 (Canada)	57,966,000	58,374,718
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.40%), 2.291%, 9/10/21 (Canada)	30,000,000	30,110,081

Ultra Short Duration Income Fund 23

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Banking cont.
Bank of New York Mellon (The) sr. unsec. unsub.
FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.28%),
2.18%, 6/4/21	$52,000,000	$52,051,539
Bank of New York Mellon Corp. (The) sr. unsec. notes
Ser. MTN, 1.95%, 8/23/22	20,600,000	20,769,626
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.87%),
2.774%, 8/17/20	22,600,000	22,707,305
Banque Federative du Credit Mutuel SA 144A sr. unsec.
notes 2.75%, 10/15/20 (France)	6,200,000	6,242,446
Banque Federative du Credit Mutuel SA 144A sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 2.309%,
7/20/20 (France)	73,900,000	74,054,923
Banque Federative du Credit Mutuel SA 144A sr. unsec.
unsub. notes 2.20%, 7/20/20 (France)	13,770,000	13,798,160
Barclays Bank PLC sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 0.65%), 2.544%, 8/7/20
(United Kingdom)	25,500,000	25,570,174
Barclays Bank PLC unsec. sub. notes 5.14%, 10/14/20
(United Kingdom)	13,000,000	13,282,923
Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 2.11%), 4.011%, 8/10/21 (United Kingdom)	8,386,000	8,582,097
Barclays PLC sr. unsec. unsub. notes 3.25%, 1/12/21
(United Kingdom)	38,959,000	39,416,379
BBVA USA unsec. sub. notes Ser. BKNT, 5.50%, 4/1/20	3,933,000	3,955,031
BNP Paribas SA sr. unsec. notes 2.375%,
5/21/20 (France)	36,820,000	36,892,646
BNP Paribas SA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.39%), 2.284%, 8/7/21 (France)	27,000,000	27,067,471
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.30%), 2.138%, 1/14/22 (France)	47,000,000	47,011,652
BPCE SA 144A sr. unsec. notes 3.145%, 7/31/20 (France)	33,000,000	33,233,844
Canadian Imperial Bank of Commerce sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 2.614%,
6/16/22 (Canada)	6,300,000	6,370,633
Canadian Imperial Bank of Commerce sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.078%,
2/2/21 (Canada)	27,300,000	27,346,336
Capital One Bank USA NA sr. unsec. FRN
2.014%, 1/27/23	42,500,000	42,636,436
Citibank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.60%), 2.499%, 5/20/22	23,000,000	23,122,163
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.31%), 3.104%, 10/26/20	18,205,000	18,360,320
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.38%), 3.341%, 3/30/21	60,863,000	61,765,908
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.07%), 2.955%, 12/8/21	32,745,000	33,143,998
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.19%), 2.953%, 8/2/21	28,093,000	28,462,367
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.96%), 2.754%, 4/25/22	28,085,000	28,519,261

24 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Banking cont.
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.81%), 2.727%, 5/26/22	$4,960,000	$5,003,336
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.72%), 2.629%, 2/14/22	43,000,000	43,336,501
Citizens Bank NA sr. unsec. notes Ser. BKNT,
2.20%, 5/26/20	7,610,000	7,616,613
Citizens Bank NA/Providence RI sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.54%), 2.447%, 3/2/20	37,900,000	37,917,689
Citizens Bank NA/Providence RI sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.57%),
2.487%, 5/26/20	49,176,000	49,256,802
Comerica Bank sr. unsec. notes Ser. BKNT,
2.50%, 6/2/20	7,100,000	7,116,181
Commonwealth Bank of Australia 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.45%), 2.341%,
3/10/20 (Australia)	14,900,000	14,908,735
Commonwealth Bank of Australia 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.40%), 2.299%,
9/18/20 (Australia)	19,600,000	19,644,710
Compass Bank sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.73%), 2.618%, 6/11/21	42,600,000	42,734,322
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.83%), 2.664%, 1/10/22 (Netherlands)	29,100,000	29,412,604
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.43%), 2.224%, 4/26/21 (Netherlands)	25,370,000	25,458,288
Credit Agricole Corporate & Investment Bank
SA company guaranty sr. unsec. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.63%), 2.533%,
10/3/21 (France)	15,345,000	15,390,010
Credit Agricole Corporate & Investment Bank SA 144A
company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.40%), 2.163%, 5/3/21 (France)	47,000,000	47,077,776
Credit Agricole SA/London 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 1.18%), 3.089%, 7/1/21
(United Kingdom)	51,180,000	51,881,217
Credit Agricole SA/London 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.97%), 2.861%, 6/10/20
(United Kingdom)	26,005,000	26,094,171
Credit Suisse AG/New York, NY sr. unsec. FRN (1 Month
US LIBOR + 0.45%), 2.033%, 2/4/22	51,815,000	51,830,545
Credit Suisse Group Funding Guernsey, Ltd. company
guaranty sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 2.29%), 4.109%, 4/16/21 (United Kingdom)	69,194,000	70,861,238
Credit Suisse Group Funding Guernsey, Ltd. company
guaranty sr. unsec. unsub. notes 2.750%, 3/26/20
(United Kingdom)	—	—
Credit Suisse Group Funding Guernsey, Ltd. company
guaranty sr. unsec. unsub. notes 3.125%, 12/10/20
(United Kingdom)	26,134,000	26,411,871
Credit Suisse Group Funding Guernsey, Ltd. 144A
company guaranty sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 2.29%), 4.109%,
4/16/21 (United Kingdom)	1,750,000	1,786,821

Ultra Short Duration Income Fund 25

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Banking cont.
Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.51%), 2.417%, 3/2/20 (Denmark)	$25,200,000	$25,210,107
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 1.07%), 2.977%, 6/2/21 (Norway)	7,000,000	7,082,052
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.62%), 2.527%, 12/2/22 (Norway)	46,725,000	47,103,081
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.37%), 2.279%, 10/2/20 (Norway)	53,005,000	53,117,619
DNB Boligkreditt AS 144A sr. notes 2.00%,
5/28/20 (Norway)	15,190,000	15,199,084
Fifth Third Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.44%), 2.234%, 7/26/21	24,800,000	24,886,979
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.25%),
2.02%, 10/30/20	31,105,000	31,138,499
Fifth Third Bank/Cincinnati, OH sr. unsec. notes
Ser. BKNT, 1.80%, 1/30/23	16,220,000	16,266,777
Goldman Sachs Bank USA/New York, NY sr. unsec. FRN
(1 Month US LIBOR + 0.60%), 2.16%, 5/24/21	3,685,000	3,688,611
HSBC Bank USA NA unsec. sub. notes Ser. BKNT,
4.875%, 8/24/20	42,050,000	42,761,648
HSBC Holdings PLC sr. unsec. FRN (BBA LIBOR USD
3 Month + 2.24%), 4.125%, 3/8/21 (United Kingdom)	47,839,000	48,894,128
HSBC Holdings PLC sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.66%), 3.57%, 5/25/21
(United Kingdom)	34,629,000	35,285,770
HSBC Holdings PLC sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.60%), 2.504%, 5/18/21
(United Kingdom)	28,000,000	28,036,486
Huntington Bancshares, Inc. sr. unsec. sub. notes
7.00%, 12/15/20	14,387,000	15,020,815
Huntington National Bank (The) sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.51%), 2.401%, 3/10/20	41,500,000	41,527,793
Huntington National Bank (The) sr. unsec. notes
2.375%, 3/10/20	68,200,000	68,205,456
Huntington National Bank (The) sr. unsec. notes
Ser. BKNT, 2.875%, 8/20/20	19,000,000	19,102,360
Huntington National Bank (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.55%), 2.441%, 2/5/21	3,870,000	3,884,129
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.97%), 2.874%, 8/17/20 (Netherlands)	11,350,000	11,409,744
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.88%), 2.79%, 8/15/21 (Netherlands)	31,679,000	32,005,136
ING Bank NV 144A sr. unsec. notes 2.70%,
8/17/20 (Netherlands)	1,500,000	1,507,409
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.15%), 3.111%, 3/29/22 (Netherlands)	30,900,000	31,352,064
JPMorgan Chase & Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.61%), 2.509%, 6/18/22	25,797,000	25,939,715
JPMorgan Chase & Co. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.48%), 3.387%, 3/1/21	25,327,000	25,668,524

26 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Banking cont.
JPMorgan Chase & Co. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.21%), 2.98%, 10/29/20	$16,152,000	$16,267,822
JPMorgan Chase & Co. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.00%), 2.831%, 1/15/23	8,400,000	8,512,506
JPMorgan Chase & Co. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.90%), 2.694%, 4/25/23	6,457,000	6,528,333
JPMorgan Chase & Co. sr. unsec. unsub. FRN
BBA LIBOR USD 3 Month + 0.68%), 2.587%, 6/1/21	26,160,000	26,212,232
JPMorgan Chase & Co. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.55%), 2.435%, 3/9/21	27,842,000	27,853,353
JPMorgan Chase & Co. sr. unsec. unsub. notes
4.25%, 10/15/20	28,300,000	28,798,163
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT,
(BBA LIBOR USD 3 Month + 0.34%), 2.134%, 4/26/21	14,750,000	14,760,288
JPMorgan Chase Bank NA sr. unsec. unsub. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%),
2.199%, 2/1/21	6,000,000	6,000,000
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.81%), 2.709%, 11/22/21	9,905,000	10,015,617
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.66%), 2.423%, 2/1/22	40,000,000	40,306,088
KeyCorp sr. unsec. unsub. notes Ser. MTN,
2.90%, 9/15/20	46,466,000	46,776,312
Lloyds Bank PLC company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.49%), 2.384%, 5/7/21
(United Kingdom)	65,400,000	65,662,254
Lloyds Banking Group PLC sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.80%), 2.728%, 6/21/21
(United Kingdom)	36,565,000	36,841,569
Manufacturers & Traders Trust Co. sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.27%),
2.064%, 1/25/21	63,120,000	63,221,173
Manufacturers & Traders Trust Co. unsec. sub.
FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.64%),
2.547%, 12/1/21	13,270,000	13,271,440
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.74%), 2.647%,
3/2/23 (Japan)	6,300,000	6,336,795
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.65%), 2.444%,
7/26/21 (Japan)	45,366,000	45,623,407
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 1.88%), 3.787%,
3/1/21 (Japan)	8,429,000	8,576,263
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 1.06%), 2.947%,
9/13/21 (Japan)	63,803,000	64,621,602
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.92%), 2.819%,
2/22/22 (Japan)	23,818,000	24,104,148
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.79%), 2.584%,
7/25/22 (Japan)	4,952,000	4,986,420

Ultra Short Duration Income Fund 27

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Banking cont.
Mitsubishi UFJ Trust & Banking Corp. 144A sr. unsec.
unsub. notes 2.65%, 10/19/20 (Japan)	$4,000,000	$4,026,524
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.94%), 2.854%, 2/28/22 (Japan)	34,526,000	34,956,360
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.14%), 3.027%,
9/13/21 (Japan)	49,305,000	50,005,072
Mizuho Financial Group, Inc. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 1.48%), 3.318%,
4/12/21 (Japan)	13,200,000	13,390,375
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.58%), 2.488%,
9/20/21 (Australia)	28,200,000	28,380,480
National Australia Bank, Ltd. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.71%), 2.461%,
11/4/21 (Australia)	27,500,000	27,757,808
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.51%), 2.409%,
5/22/20 (Australia)	25,700,000	25,741,409
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.35%), 2.198%,
1/12/21 (Australia)	27,900,000	27,970,782
National Australia Bank, Ltd. 144A sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.41%), 2.251%,
12/13/22 (Australia)	36,650,000	36,741,625
National Bank of Canada company guaranty sr. unsec.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%),
2.447%, 6/12/20 (Canada)	21,023,000	21,056,222
National Bank of Canada sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.33%), 2.093%, 11/2/20 (Canada)	18,700,000	18,723,805
National Bank of Canada 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.40%), 2.328%,
3/21/21 (Canada)	6,250,000	6,253,453
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.99%), 2.909%, 5/27/21 (Finland)	8,353,000	8,436,839
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.43%), 2.315%, 12/9/22	48,700,000	48,859,156
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.36%), 2.263%, 5/19/20	9,652,000	9,661,180
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.35%), 2.237%, 3/12/21	46,300,000	46,324,539
PNC Bank NA sr. unsec. notes Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.31%), 2.201%, 6/10/21	28,000,000	28,030,119
PNC Bank NA sr. unsec. unsub. FRN Ser. BKNT,
(BBA LIBOR USD 3 Month + 0.45%), 2.252%, 7/22/22	50,520,000	50,798,998
Regions Bank sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.38%), 2.289%, 4/1/21	35,385,000	35,460,047
Regions Bank sr. unsec. FRN Ser. BKNT, 3.374%, 8/13/21	20,343,000	20,507,690
Regions Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.50%), 2.405%, 8/13/21	67,026,000	67,128,513
Royal Bank of Canada sr. unsec. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 0.38%), 2.287%,
3/2/20 (Canada)	20,000,000	20,007,920

28 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Banking cont.
Royal Bank of Canada sr. unsec. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 0.36%), 2.196%,
1/17/23 (Canada)	$32,500,000	$32,554,178
Royal Bank of Canada sr. unsec. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 0.30%), 2.102%,
7/22/20 (Canada)	17,300,000	17,321,500
Royal Bank of Canada sr. unsec. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.40%), 2.194%,
1/25/21 (Canada)	28,000,000	28,108,894
Royal Bank of Canada sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.47%), 2.245%,
4/29/22 (Canada)	18,200,000	18,288,224
Royal Bank of Canada sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.39%), 2.16%,
4/30/21 (Canada)	35,750,000	35,848,634
Royal Bank of Scotland Group PLC sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 1.47%), 3.38%, 5/15/23
(United Kingdom)	5,000,000	5,082,966
Santander Holdings USA, Inc. sr. unsec. unsub. notes
2.65%, 4/17/20	50,100,000	50,152,618
Santander UK Group Holdings PLC sr. unsec. unsub.
notes 2.875%, 10/16/20 (United Kingdom)	29,800,000	29,979,873
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.62%), 2.527%, 6/1/21 (United Kingdom)	64,370,000	64,706,726
Santander UK PLC sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.30%), 2.063%, 11/3/20
(United Kingdom)	18,328,000	18,356,099
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.43%), 2.334%,
5/17/21 (Sweden)	52,250,000	52,395,569
Standard Chartered PLC 144A sr. unsec. unsub. notes
2.25%, 4/17/20 (United Kingdom)	22,350,000	22,364,349
State Street Corp. sr. unsec. unsub. notes
2.55%, 8/18/20	39,773,000	39,954,665
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 1.68%), 3.565%,
3/9/21 (Japan)	16,660,000	16,924,882
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 2.959%,
10/19/21 (Japan)	52,212,000	52,948,611
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.97%), 2.808%,
1/11/22 (Japan)	25,439,000	25,691,736
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 2.618%,
7/12/22 (Japan)	10,614,000	10,687,957
SunTrust Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.59%), 2.353%, 8/2/22	2,527,000	2,538,645
SunTrust Bank sr. unsec. notes Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.50%), 2.294%, 10/26/21	39,050,000	39,085,067
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT,
(BBA LIBOR USD 3 Month + 0.59%), 2.494%, 5/17/22	36,600,000	36,833,258

Ultra Short Duration Income Fund 29

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Banking cont.
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 2.38%,
5/24/21 (Sweden)	$53,242,000	$53,480,125
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.36%), 2.245%,
9/8/20 (Sweden)	15,000,000	15,031,537
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month
+ 1.15%), 3.111%, 3/30/21 (Sweden)	23,400,000	23,693,846
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.70%), 2.594%, 3/14/22 (Sweden)	9,300,000	9,346,942
Toronto-Dominion Bank (The) sr. unsec. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.27%), 2.17%,
3/17/21 (Canada)	5,000,000	5,011,173
Toronto-Dominion Bank (The) sr. unsec. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.24%), 2.034%,
1/25/21 (Canada)	28,500,000	28,542,242
Toronto-Dominion Bank (The) sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.90%), 2.748%,
7/13/21 (Canada)	1,001,000	1,012,183
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 1.00%), 2.874%,
4/7/21 (Canada)	26,000,000	26,273,108
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, 2.75%, 7/22/22 (Canada)	42,000,000	42,031,878
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 2.318%,
6/11/21 (Canada)	38,200,000	38,385,406
Toronto-Dominion Bank (The) sr. unsec. unsub.
FRN Ser. MTN, (1 Month US LIBOR + 0.48%), 2.059%,
1/27/23 (Canada)	38,400,000	38,433,864
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.57%), 2.464%, 6/15/20	14,855,000	14,881,872
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.22%), 1.983%, 2/1/21	37,845,000	37,871,686
U.S. Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.40%), 2.285%, 12/9/22	47,500,000	47,649,623
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.44%), 2.35%, 5/23/22	45,000,000	45,166,541
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.38%), 2.284%, 11/16/21	10,200,000	10,207,793
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.29%), 2.185%, 5/21/21	57,880,000	57,899,158
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.32%), 2.114%, 4/26/21	5,000,000	5,017,383
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.14%), 1.946%, 10/23/20	2,420,000	2,422,612
UBS AG 144A sr. unsec. notes 2.45%, 12/1/20
(United Kingdom)	1,358,000	1,364,342
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.58%), 2.465%, 6/8/20 (United Kingdom)	33,323,000	33,376,550
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.48%), 2.387%, 12/1/20 (United Kingdom)	31,918,000	32,003,186

30 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Banking cont.
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.64%), 2.441%, 1/24/22	$13,507,000	$13,618,171
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 1.11%), 2.911%, 1/24/23	7,400,000	7,513,660
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.93%), 2.831%, 2/11/22	10,175,000	10,251,479
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.34%), 3.24%, 3/4/21	33,686,000	34,132,314
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.03%), 2.819%, 7/26/21	40,277,000	40,757,961
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.88%), 2.682%, 7/22/20	6,012,000	6,032,549
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN,
(BBA LIBOR USD 3 Month + 1.01%), 2.895%, 12/7/20	5,772,000	5,818,067
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT,
(BBA LIBOR USD 3 Month + 0.62%), 2.539%, 5/27/22	18,400,000	18,493,418
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT,
(BBA LIBOR USD 3 Month + 0.51%), 2.312%, 10/22/21	35,700,000	35,877,341
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT,
(BBA LIBOR USD 3 Month + 0.50%), 2.306%, 7/23/21	23,700,000	23,743,987
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.85%), 2.698%,
1/11/22 (Australia)	21,400,000	21,654,461
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.43%), 2.317%,
3/6/20 (Australia)	14,900,000	14,907,986
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.39%), 2.233%,
1/13/23 (Australia)	17,300,000	17,327,403
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.28%), 2.19%,
5/15/20 (Australia)	14,300,000	14,312,038
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.34%), 2.135%,
1/25/21 (Australia)	23,450,000	23,502,300
		5,181,273,606
Basic materials (0.4%)
DuPont de Nemours, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.71%), 2.62%, 11/15/20	29,920,000	30,069,687
International Flavors & Fragrances, Inc. sr. unsec. notes
3.40%, 9/25/20	19,070,000	19,234,400
Nutrien, Ltd. sr. unsec. notes 4.875%, 3/30/20 (Canada)	18,500,000	18,584,025
Sherwin-Williams Co. (The) sr. unsec. unsub. notes
2.25%, 5/15/20	3,525,000	3,528,935
		71,417,047
Capital goods (0.8%)
CNH Industrial Capital, LLC company guaranty sr.
unsec. notes 4.375%, 11/6/20	51,485,000	52,383,516
Honeywell International, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.37%), 2.274%, 8/8/22	28,000,000	28,144,421

Ultra Short Duration Income Fund 31

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Capital goods cont.
United Technologies Corp. sr. unsec. unsub. notes
4.50%, 4/15/20	$1,250,000	$1,256,832
United Technologies Corp. sr. unsec. unsub. notes
1.90%, 5/4/20	66,000,000	66,017,551
		147,802,320
Communication services (1.8%)
American Tower Corp. sr. unsec. notes 2.80%, 6/1/20 R	33,369,000	33,435,887
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.95%), 2.781%, 7/15/21	74,694,000	75,481,353
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.75%), 2.657%, 6/1/21	48,426,000	48,765,460
BellSouth, LLC 144A company guaranty sr. unsec. notes
4.266%, 4/26/20	10,750,000	10,804,073
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 3.579%, 7/23/20	15,000,000	15,088,512
Comcast Corp. company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.33%), 2.239%, 10/1/20	42,517,000	42,600,620
Crown Castle International Corp. sr. unsec. unsub.
notes 3.40%, 2/15/21 R	9,300,000	9,431,262
NBCUniversal Enterprise, Inc. 144A company guaranty
sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%),
2.309%, 4/1/21	83,500,000	83,843,735
Verizon Communications, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.00%), 2.894%, 3/16/22	10,300,000	10,467,913
Verizon Communications, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.55%), 2.449%, 5/22/20	6,800,000	6,809,641
		336,728,456
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.61%), 2.504%, 3/16/22 (Netherlands)	37,850,000	38,087,539
Siemens Financieringsmaatschappij NV 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.34%), 2.234%, 3/16/20 (Netherlands)	25,150,000	25,163,833
		63,251,372
Consumer cyclicals (2.7%)
Amazon.com, Inc. sr. unsec. notes 1.90%, 8/21/20	19,900,000	19,927,397
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.50%), 2.401%, 8/13/21	20,406,000	20,491,429
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.41%), 2.258%, 4/12/21	19,000,000	19,042,134
BMW US Capital, LLC 144A company guaranty sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%),
2.28%, 4/6/20	9,800,000	9,808,252
Discovery Communications, LLC company guaranty sr.
unsec. unsub. notes 2.80%, 6/15/20	55,350,000	55,497,993
General Motors Financial Co., Inc. company guaranty
sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.93%),
2.778%, 4/13/20	40,038,000	40,101,660

32 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Consumer cyclicals cont.
General Motors Financial Co., Inc. company guaranty sr.
unsec. notes 2.65%, 4/13/20	$40,700,000	$40,754,538
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes
3.50%, 10/1/20	19,578,000	19,784,515
Marriott International, Inc. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.65%), 2.535%, 3/8/21	18,205,000	18,284,183
Marriott International, Inc. sr. unsec. FRN Ser. Y,
(BBA LIBOR USD 3 Month + 0.60%), 2.507%, 12/1/20	5,400,000	5,414,506
Marriott International, Inc. sr. unsec. unsub. notes
3.375%, 10/15/20	4,733,000	4,765,983
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.39%), 2.351%, 9/28/20	11,900,000	11,911,150
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.39%), 2.238%, 7/13/20	29,800,000	29,813,291
Toyota Motor Credit Corp. sr. unsec. FRN
Ser. MTN, (Secured Overnight Funding Rate + 0.40%),
1.98%, 10/23/20	46,500,000	46,536,447
Toyota Motor Credit Corp. sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%),
2.164%, 10/7/21	32,100,000	32,179,410
Toyota Motor Credit Corp. sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.20%),
2.087%, 3/12/21	75,000,000	74,999,777
Vulcan Materials Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.65%), 2.557%, 3/1/21	35,938,000	36,025,249
Walt Disney Co. (The) company guaranty sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.25%), 2.157%, 9/1/21	21,500,000	21,546,053
		506,883,967
Consumer finance (2.2%)
American Express Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.60%), 2.491%, 11/5/21	28,700,000	28,891,429
American Express Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.33%), 2.10%, 10/30/20	37,100,000	37,153,624
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.62%), 2.519%, 5/20/22	36,700,000	36,990,144
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.53%), 2.429%, 5/17/21	9,500,000	9,541,197
American Express Co. sr. unsec. unsub. notes
2.20%, 10/30/20	28,319,000	28,387,723
American Express Credit Corp. sr. unsec. unsub.
FRN Ser. F, (BBA LIBOR USD 3 Month + 1.05%),
2.944%, 9/14/20	20,900,000	21,011,325
American Express Credit Corp. sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%),
2.336%, 3/3/20	7,800,000	7,800,000
American Honda Finance Corp. sr. unsec. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.37%), 2.047%, 5/10/23	92,350,000	92,322,661
American Honda Finance Corp. sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.34%),
2.249%, 2/14/20	14,700,000	14,702,502
Aviation Capital Group, LLC 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.95%), 2.857%, 6/1/21	36,800,000	37,020,802

Ultra Short Duration Income Fund 33

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Consumer finance cont.
Aviation Capital Group, LLC 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.67%), 2.44%, 7/30/21	$16,960,000	$16,990,432
Capital One Financial Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.72%), 2.49%, 1/30/23	13,950,000	14,029,872
Capital One Financial Corp. sr. unsec. unsub. notes
2.50%, 5/12/20	54,340,000	54,409,816
Capital One Financial Corp. sr. unsec. unsub. notes
2.40%, 10/30/20	4,827,000	4,846,422
		404,097,949
Consumer staples (1.1%)
Anheuser-Busch InBev Finance, Inc. company guaranty
sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.26%),
3.023%, 2/1/21	31,025,000	31,358,794
Coca-Cola Co. (The) sr. unsec. unsub. notes
1.875%, 10/27/20	46,000,000	46,078,188
Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.50%), 2.378%, 10/9/20	14,020,000	14,046,737
Diageo Capital PLC company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.24%), 2.144%, 5/18/20
(United Kingdom)	29,100,000	29,122,208
McDonald’s Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.43%), 2.225%, 10/28/21	37,430,000	37,604,284
McDonald’s Corp. sr. unsec. unsub. notes Ser. MTN,
2.75%, 12/9/20	14,500,000	14,610,702
Tyson Foods, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.45%), 2.345%, 8/21/20	24,000,000	24,014,712
		196,835,625
Energy (1.4%)
BP Capital Markets America, Inc. company guaranty sr.
unsec. notes 4.50%, 10/1/20	43,500,000	44,273,968
BP Capital Markets PLC company guaranty sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.16%,
11/24/20 (United Kingdom)	41,000,000	41,082,669
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.21%), 2.116%, 3/3/20	24,950,000	24,957,688
Columbia Pipeline Group, Inc. company guaranty sr.
unsec. unsub. notes 3.30%, 6/1/20	1,900,000	1,906,650
Occidental Petroleum Corp. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.95%), 2.854%, 2/8/21	23,280,000	23,449,013
Phillips 66 company guaranty sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.60%), 2.517%, 2/26/21	8,500,000	8,501,152
Phillips 66 144A company guaranty sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.75%), 2.581%, 4/15/20	21,349,000	21,359,333
Sabine Pass Liquefaction, LLC sr. notes 5.625%, 2/1/21	8,900,000	9,137,132
Spectra Energy Partners LP company guaranty sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.70%),
2.592%, 6/5/20	12,930,000	12,956,099
Total Capital International SA company guaranty sr.
unsec. unsub. notes 2.218%, 7/12/21 (France)	32,515,000	32,818,012
Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	32,132,000	32,240,089
		252,681,805

34 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Financial (1.5%)
Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8.00%, 3/15/20	$14,936,000	$15,029,962
Bank of Nova Scotia (The) sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.42%), 2.214%, 1/25/21 (Canada)	49,100,000	49,246,043
Bank of Nova Scotia (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.64%), 2.525%,
3/7/22 (Canada)	22,345,000	22,549,824
Bank of Nova Scotia (The) sr. unsec. unsub. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.39%), 2.228%,
7/14/20 (Canada)	25,518,000	25,558,444
Macquarie Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.45%), 2.357%, 11/24/21 (Australia)	33,250,000	33,384,996
Macquarie Bank, Ltd. 144A sr. unsec. notes (BBA LIBOR
USD 3 Month + 1.12%), 2.915%, 7/29/20 (Australia)	9,400,000	9,446,083
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.44%), 3.375%, 9/24/20 (Switzerland)	28,900,000	29,139,843
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.53%), 3.293%, 2/1/22 (Switzerland)	20,587,000	21,100,554
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. notes (BBA LIBOR USD 3 Month
+ 1.78%), 3.618%, 4/14/21 (Switzerland)	37,754,000	38,475,444
UBS Group Funding Jersey, Ltd. 144A company
guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)	24,323,000	24,697,276
USAA Capital Corp. 144A sr. unsec. notes 2.00%, 6/1/21	8,300,000	8,336,293
		276,964,762
Health care (3.5%)
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20	24,300,000	24,329,758
AbbVie, Inc. 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.46%), 2.355%, 11/19/21	37,000,000	37,120,691
AbbVie, Inc. 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.35%), 2.245%, 5/21/21	56,000,000	56,129,700
Allergan Funding SCS company guaranty sr. unsec.
unsub. notes 3.00%, 3/12/20 (Luxembourg)	38,592,000	38,603,212
Becton Dickinson and Co. sr. unsec. notes
2.404%, 6/5/20	23,200,000	23,232,479
Biogen, Inc. sr. unsec. sub. notes 2.90%, 9/15/20	84,068,000	84,637,805
Bristol-Myers Squibb Co. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.38%), 2.284%, 5/16/22	9,300,000	9,336,977
Bristol-Myers Squibb Co. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.20%), 2.104%, 11/16/20	53,250,000	53,311,899
Bristol-Myers Squibb Co. 144A sr. unsec. notes
2.875%, 8/15/20	4,200,000	4,224,758
Cigna Corp. company guaranty sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.35%), 2.25%, 3/17/20	45,615,000	45,635,585
Cigna Corp. company guaranty sr. unsec. unsub. notes
3.20%, 9/17/20	28,100,000	28,337,643
Cigna Corp. 144A company guaranty sr. unsec. unsub.
notes 4.125%, 9/15/20	55,000,000	55,786,244
CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.72%), 2.605%, 3/9/21	10,800,000	10,864,676

Ultra Short Duration Income Fund 35

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Health care cont.
CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.63%), 2.515%, 3/9/20	$11,461,000	$11,467,086
CVS Health Corp. sr. unsec. unsub. notes 2.80%, 7/20/20	52,500,000	52,681,703
GlaxoSmithKline Capital PLC company guaranty sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%),
2.259%, 5/14/21 (United Kingdom)	23,750,000	23,837,983
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.26%), 2.154%, 6/15/21	27,450,000	27,469,242
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.44%), 2.339%, 8/20/21	60,480,000	60,649,004
Zoetis, Inc. sr. unsec. unsub. notes 3.45%, 11/13/20	2,800,000	2,830,218
		650,486,663
Insurance (3.9%)
AIG Global Funding 144A sr. FRN (BBA LIBOR USD
3 Month + 0.65%), 2.452%, 1/22/21	47,000,000	47,206,513
AIG Global Funding 144A sr. FRN (BBA LIBOR USD
3 Month + 0.46%), 2.407%, 6/25/21	20,134,000	20,207,282
AIG Global Funding 144A sr. FRN (BBA LIBOR USD
3 Month + 0.48%), 2.389%, 7/2/20	28,938,000	28,993,367
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	8,236,000	8,250,474
American International Group, Inc. sr. unsec. unsub.
notes 3.375%, 8/15/20	8,879,000	8,951,392
Hartford Financial Services Group, Inc. (The) sr. unsec.
unsub. notes 5.50%, 3/30/20	47,300,000	47,566,772
Jackson National Life Global Funding 144A FRN
(1 Month US LIBOR + 0.60%), 2.174%, 1/6/23	46,750,000	46,883,883
Jackson National Life Global Funding 144A FRN
(BBA LIBOR USD 3 Month + 0.30%), 2.131%, 10/15/20	23,300,000	23,339,848
Jackson National Life Global Funding 144A sr. FRN
(BBA LIBOR USD 3 Month + 0.73%), 2.677%, 6/27/22	33,784,000	34,180,091
Jackson National Life Global Funding 144A sr. FRN
(BBA LIBOR USD 3 Month + 0.48%), 2.368%, 6/11/21	47,303,000	47,548,408
Jackson National Life Global Funding 144A sr. FRN
(BBA LIBOR USD 3 Month + 0.30%), 2.094%, 4/27/20	47,500,000	47,536,085
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes
3.50%, 12/29/20	4,300,000	4,368,325
Marsh & McLennan Cos., Inc. sr. unsec. unsub. notes
2.35%, 3/6/20	22,000,000	22,005,940
MassMutual Global Funding II 144A notes 2.25%, 7/1/22	18,600,000	18,890,740
MET Tower Global Funding 144A FRN (1 Month US LIBOR
+ 0.55%), 2.127%, 1/17/23	13,300,000	13,319,230
Metropolitan Life Global Funding I 144A FRN (Secured
Overnight Funding Rate + 0.57%), 2.15%, 9/7/20	37,300,000	37,380,549
Metropolitan Life Global Funding I 144A FRN (1 Month
US LIBOR + 0.57%), 2.144%, 1/13/23	13,480,000	13,527,470
Metropolitan Life Global Funding I 144A FRN (Secured
Overnight Funding Rate + 0.50%), 2.08%, 5/28/21	19,550,000	19,606,332
Metropolitan Life Global Funding I 144A notes
2.50%, 12/3/20	31,500,000	31,734,147
Metropolitan Life Global Funding I 144A notes
2.40%, 6/17/22	18,500,000	18,803,382

36 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Insurance cont.
Metropolitan Life Global Funding I 144A notes
2.00%, 4/14/20	$13,365,000	$13,373,485
Metropolitan Life Global Funding I 144A sr. FRN
(BBA LIBOR USD 3 Month + 0.23%), 2.102%, 1/8/21	11,500,000	11,521,433
New York Life Global Funding 144A FRN (BBA LIBOR USD
3 Month + 0.52%), 2.411%, 6/10/22	47,550,000	47,919,800
New York Life Global Funding 144A FRN (BBA LIBOR USD
3 Month + 0.32%), 2.228%, 8/6/21	12,000,000	12,030,308
New York Life Global Funding 144A sr. FRN (BBA LIBOR
USD 3 Month + 0.28%), 2.099%, 1/21/22	42,000,000	42,135,991
Principal Life Global Funding II 144A FRN (BBA LIBOR
USD 3 Month + 0.30%), 2.247%, 6/26/20	37,200,000	37,231,754
Protective Life Global Funding 144A FRN (BBA LIBOR
USD 3 Month + 0.37%), 2.218%, 7/13/20	23,000,000	23,033,777
		727,546,778
Investment banking/Brokerage (2.8%)
Charles Schwab Corp. (The) sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.32%), 2.215%, 5/21/21	28,500,000	28,558,144
Discover Bank sr. unsec. unsub. notes Ser. BKNT,
3.10%, 6/4/20	66,677,000	66,892,947
Discover Bank unsec. sub. notes 7.00%, 4/15/20	47,785,000	48,256,734
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.20%), 3.094%, 9/15/20	16,803,000	16,900,936
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.16%), 2.966%, 4/23/20	14,845,000	14,867,379
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes 2.60%, 12/27/20	15,285,000	15,334,773
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes 2.60%, 4/23/20	2,540,000	2,542,927
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes Ser. GMTN, 5.375%, 3/15/20	58,892,000	59,134,635
Morgan Stanley sr. unsec. FRN Ser. GMTN, (BBA LIBOR
USD 3 Month + 0.55%), 2.451%, 2/10/21	30,249,000	30,252,503
Morgan Stanley sr. unsec. FRN Ser. GMTN, (1 Month
US LIBOR + 0.70%), 2.279%, 1/20/23	28,900,000	28,938,721
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.18%), 2.999%, 1/20/22	56,643,000	57,201,500
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.98%), 2.874%, 6/16/20	11,042,000	11,080,095
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.93%), 2.732%, 7/22/22	17,591,000	17,771,708
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 1.40%), 3.219%, 4/21/21	50,962,000	51,672,003
Morgan Stanley sr. unsec. unsub. notes 2.80%, 6/16/20	12,107,000	12,151,159
TD Ameritrade Holding Corp. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.43%), 2.193%, 11/1/21	70,400,000	70,632,755
		532,188,919
Real estate (—%)
AvalonBay Communities, Inc. sr. unsec. unsub. notes
Ser. GMTN, 3.95%, 1/15/21 R	4,300,000	4,364,530
		4,364,530

Ultra Short Duration Income Fund 37

	Principal
CORPORATE BONDS AND NOTES (53.2%)* cont.	amount	Value
Technology (0.9%)
Apple, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.20%), 2.094%, 2/7/20	$25,000,000	$25,001,009
Applied Materials, Inc. sr. unsec. unsub. notes
2.625%, 10/1/20	12,018,000	12,076,976
Fiserv, Inc. sr. unsec. notes 4.75%, 6/15/21	6,367,000	6,608,981
Fiserv, Inc. sr. unsec. notes 2.70%, 6/1/20	33,356,000	33,422,666
IBM Corp. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.40%), 2.305%, 5/13/21	46,700,000	46,937,592
IBM Credit, LLC sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.26%), 2.079%, 1/20/21	44,902,000	44,995,741
		169,042,965
Utilities and power (2.2%)
Consolidated Edison Co. of New York, Inc. sr. unsec.
unsub. FRN Ser. C, (BBA LIBOR USD 3 Month + 0.40%),
2.347%, 6/25/21	47,100,000	47,339,835
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.40%), 2.307%, 12/1/20	29,500,000	29,537,495
Duke Energy Corp. sr. unsec. unsub. notes (BBA LIBOR
USD 3 Month + 0.65%), 2.538%, 3/11/22	23,600,000	23,756,698
Duke Energy Corp. 144A sr. unsec. notes (BBA LIBOR
USD 3 Month + 0.50%), 2.409%, 5/14/21	53,295,000	53,542,506
Duke Energy Corp. 144A sr. unsec. notes 2.10%, 6/15/20	28,250,000	28,268,876
Duke Energy Florida, LLC sr. unsec. FRN Ser. A,
BBA LIBOR USD 3 Month + 0.25%), 2.167%, 11/26/21	14,825,000	14,855,536
Exelon Corp. sr. unsec. unsub. notes 2.85%, 6/15/20	3,080,000	3,088,395
Florida Power & Light Co. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.40%), 2.308%, 5/6/22	19,100,000	19,101,259
Georgia Power Co. sr. unsec. unsub. notes
Ser. C, 2.00%, 9/8/20	26,000,000	26,050,663
IPALCO Enterprises, Inc. sr. unsub. notes 3.45%, 7/15/20	3,652,000	3,666,807
Kinder Morgan Energy Partners LP company guaranty
sr. unsec. notes 6.85%, 2/15/20	2,800,000	2,803,681
Kinder Morgan Energy Partners LP company guaranty
sr. unsec. notes 6.50%, 4/1/20	45,620,000	45,929,302
Kinder Morgan Energy Partners LP company guaranty
sr. unsec. unsub. notes 5.80%, 3/1/21	510,000	530,691
Kinder Morgan Energy Partners LP company guaranty
sr. unsec. unsub. notes 5.30%, 9/15/20	6,661,000	6,799,299
NextEra Energy Capital Holdings, Inc. company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.45%), 2.411%, 9/28/20	22,600,000	22,646,922
NextEra Energy Capital Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. H, 3.342%, 9/1/20	38,128,000	38,443,772
NV Energy, Inc. sr. unsec. unsub. notes 6.25%, 11/15/20	20,522,000	21,244,831
Public Service Enterprise Group, Inc. sr. unsec. unsub.
notes 2.00%, 11/15/21	22,348,000	22,386,600
Total Capital SA company guaranty sr. unsec. unsub.
notes 4.45%, 6/24/20 (France)	4,000,000	4,039,405
		414,032,573
Total corporate bonds and notes (cost $9,908,528,322)		$9,935,599,337

38 Ultra Short Duration Income Fund

		Maturity	Principal
COMMERCIAL PAPER (26.7%)*	Yield (%)	date	amount	Value
Alexandria Real Estate Equities, Inc.	1.772	2/25/20	$62,500,000	$62,419,314
Alexandria Real Estate Equities, Inc.	1.852	2/4/20	46,500,000	46,490,654
American Electric Power Co., Inc.	1.763	3/2/20	18,000,000	17,972,394
American Electric Power Co., Inc.	1.833	2/19/20	23,050,000	23,028,614
American Electric Power Co., Inc.	1.853	2/11/20	23,500,000	23,487,614
American Electric Power Co., Inc.	1.822	2/5/20	41,000,000	40,990,388
American Express Credit Corp.	1.940	4/3/20	5,000,000	4,984,084
Autonation, Inc.	1.870	2/3/20	120,000,000	119,973,350
Bell Canada, Inc. (Canada)	1.930	4/8/20	9,500,000	9,466,570
Bell Canada, Inc. (Canada)	1.939	4/2/20	30,750,000	30,651,868
Bell Canada, Inc. (Canada)	1.763	2/26/20	28,000,000	27,962,791
Bell Canada, Inc. (Canada)	1.823	2/13/20	37,500,000	37,475,219
Bemis Co., Inc.	1.763	3/3/20	28,750,000	28,704,486
Bemis Co., Inc.	1.773	2/20/20	18,911,000	18,892,509
Boston Scientific Corp.	1.986	3/4/20	23,500,000	23,461,613
Boston Scientific Corp.	1.831	2/13/20	15,000,000	14,990,586
Boston Scientific Corp.	1.881	2/7/20	10,200,000	10,196,628
Boston Scientific Corp.	1.963	2/6/20	5,000,000	4,998,588
Boston Scientific Corp.	1.881	2/4/20	33,500,000	33,493,743
BPCE SA (France)	2.037	5/19/20	32,400,000	32,233,721
Brookfield U.S. Holdings, Inc.	1.771	2/14/20	30,125,000	30,103,374
Brookfield U.S. Holdings, Inc.	1.771	2/13/20	46,500,000	46,469,070
CenterPoint Energy, Inc.	1.764	3/9/20	18,500,000	18,466,041
CenterPoint Energy, Inc.	1.784	3/4/20	23,250,000	23,213,726
CenterPoint Energy, Inc.	1.794	3/3/20	46,500,000	46,429,940
CenterPoint Energy, Inc.	1.783	2/26/20	21,500,000	21,474,037
Cigna Corp.	2.010	2/11/20	15,000,000	14,992,025
CNH Industrial Capital, LLC	2.297	10/20/20	23,500,000	23,157,841
Crown Castle International Corp.	1.953	2/18/20	32,750,000	32,708,539
Crown Castle International Corp.	2.003	2/11/20	41,750,000	41,717,151
Crown Castle International Corp.	2.033	2/4/20	18,500,000	18,494,545
DNB Bank ASA (Norway)	1.963	7/22/20	47,000,000	47,037,021
Dominion Energy, Inc.	2.107	2/18/20	55,000,000	54,951,710
Dow Chemical Co. (The)	1.959	3/31/20	28,500,000	28,414,500
Dow Chemical Co. (The)	1.959	3/30/20	28,000,000	27,917,446
DuPont de Nemours,Inc	1.815	3/24/20	18,000,000	17,953,201
DuPont de Nemours,Inc	2.158	2/14/20	36,000,000	35,975,528
Enbridge US, Inc.	2.012	4/27/20	46,500,000	46,295,702
Enbridge US, Inc.	1.853	2/12/20	9,500,000	9,494,519
Enbridge US, Inc.	2.006	2/4/20	23,500,000	23,495,611
Enbridge US, Inc.	2.006	2/3/20	54,250,000	54,242,428
Encana Corp. (Canada)	2.154	2/6/20	42,000,000	41,988,142
Encana Corp. (Canada)	2.154	2/4/20	20,500,000	20,496,171
ENGIE SA (France)	1.982	4/15/20	11,685,000	11,644,589
ENGIE SA (France)	1.902	4/7/20	33,500,000	33,396,192
ENGIE SA (France)	1.911	4/1/20	27,250,000	27,172,936
Entergy Corp.	2.010	3/10/20	10,000,000	9,978,983
Entergy Corp.	2.061	3/9/20	46,750,000	46,654,414
Entergy Corp.	2.010	2/21/20	36,000,000	35,960,352
Entergy Corp.	2.049	2/20/20	8,375,000	8,366,262

Ultra Short Duration Income Fund 39

		Maturity	Principal
COMMERCIAL PAPER (26.7%)* cont.	Yield (%)	date	amount	Value
Entergy Corp.	2.008	2/5/20	$39,000,000	$38,990,564
ERP Operating LP	2.012	3/18/20	60,750,000	60,607,951
ERP Operating LP	2.010	3/4/20	46,750,000	46,673,634
ERP Operating LP	2.156	2/3/20	32,500,000	32,495,464
FMC Corp.	1.900	2/3/20	32,800,000	32,795,422
Fortive Corp.	1.782	2/20/20	23,250,000	23,227,267
Fortive Corp.	1.781	2/7/20	23,500,000	23,492,232
Fortive Corp.	1.851	2/5/20	37,500,000	37,491,209
Fortive Corp.	1.812	2/4/20	38,000,000	37,992,902
General Motors Financial Co., Inc.	1.965	3/9/20	14,000,000	13,962,065
General Motors Financial Co., Inc.	1.903	2/27/20	9,500,000	9,481,917
General Motors Financial Co., Inc.	1.861	2/14/20	9,500,000	9,490,612
General Motors Financial Co., Inc.	1.902	2/13/20	9,500,000	9,491,245
General Motors Financial Co., Inc.	1.891	2/7/20	9,500,000	9,495,160
General Motors Financial Co., Inc.	1.942	2/6/20	9,500,000	9,495,834
GlaxoSmithKline Finance PLC (United Kingdom)	2.019	3/6/20	36,000,000	35,942,600
Hawaiian Electric Co., Inc.	1.951	2/4/20	23,250,000	23,244,872
Hawaiian Electric Industries, Inc.	1.951	2/5/20	46,500,000	46,487,148
Humana, Inc.	1.823	3/5/20	23,250,000	23,205,425
Humana, Inc.	1.823	3/2/20	28,250,000	28,200,617
Humana, Inc.	1.803	2/26/20	33,750,000	33,700,762
ING (U.S.) Funding LLC	2.033	6/25/20	29,500,000	29,521,278
ING (U.S.) Funding LLC	2.003	4/2/20	23,500,000	23,506,510
Intesa Sanpaolo Funding, LLC (Spain)	2.051	4/17/20	46,500,000	46,298,298
Intesa Sanpaolo Funding, LLC (Spain)	2.212	3/18/20	93,500,000	93,255,861
Keurig Dr Pepper, Inc.	1.855	2/28/20	46,500,000	46,435,768
Keurig Dr Pepper, Inc.	2.106	2/7/20	40,000,000	39,986,513
Keurig Dr Pepper, Inc.	2.126	2/6/20	17,750,000	17,744,876
Lloyds Bank PLC (United Kingdom)	2.063	4/20/20	47,000,000	47,021,711
LVMH Moet Hennessy Louis Vuitton SA	2.018	2/14/20	37,500,000	37,476,944
Macquarie Bank, Ltd. (Australia)	2.013	7/9/20	40,000,000	40,024,925
Marriott International, Inc./MD	2.131	3/16/20	15,000,000	14,966,438
Marriott International, Inc./MD	2.089	2/28/20	37,500,000	37,448,200
Marriott International, Inc./MD	2.109	2/26/20	37,500,000	37,452,008
Marriott International, Inc./MD	2.039	2/25/20	23,550,000	23,521,053
Mylan, Inc.	2.103	2/24/20	4,000,000	3,993,237
Mylan, Inc.	2.103	2/19/20	8,500,000	8,488,637
Mylan, Inc.	2.103	2/13/20	24,250,000	24,227,652
Mylan, Inc.	2.083	2/7/20	17,000,000	16,991,340
NextEra Energy Capital Holdings, Inc.	1.805	3/20/20	18,750,000	18,704,241
NextEra Energy Capital Holdings, Inc.	1.804	3/3/20	21,035,000	21,001,699
Nissan Motor Acceptance Corp.	2.030	2/24/20	15,000,000	14,982,150
Nissan Motor Acceptance Corp.	2.007	2/7/20	33,000,000	32,989,092
NRW.Bank (Germany)	2.070	3/10/20	10,000,000	9,982,634
NRW.Bank (Germany)	2.073	2/25/20	89,000,000	88,901,729
NRW.Bank (Germany)	2.019	2/20/20	46,750,000	46,708,964
Nutrien, Ltd. (Canada)	1.763	2/27/20	26,000,000	25,965,407
Nutrien, Ltd. (Canada)	2.007	2/10/20	46,750,000	46,726,755
Pfizer, Inc.	2.071	3/23/20	48,000,000	47,897,872
Pfizer, Inc.	2.070	3/9/20	48,000,000	47,926,533

40 Ultra Short Duration Income Fund

		Maturity	Principal
COMMERCIAL PAPER (26.7%)* cont.	Yield (%)	date	amount	Value
Plains All American Pipeline LP	2.001	2/5/20	$46,500,000	$46,489,099
Plains All American Pipeline LP	2.001	2/4/20	16,500,000	16,496,918
PPL Capital Funding, Inc.	2.017	2/10/20	24,370,000	24,358,363
Puget Sound Energy, Inc.	2.006	2/6/20	14,000,000	13,996,047
Reckitt Benckiser Treasury Services PLC
(United Kingdom)	2.459	3/2/20	28,000,000	27,959,011
Reckitt Benckiser Treasury Services PLC
(United Kingdom)	2.158	2/21/20	45,500,000	45,455,463
Rogers Communications, Inc. (Canada)	1.803	2/18/20	51,250,000	51,205,003
Rogers Communications, Inc. (Canada)	2.006	2/6/20	33,000,000	32,990,870
Rogers Communications, Inc. (Canada)	1.873	2/4/20	14,000,000	13,997,449
Royal Bank of Canada (Canada)	2.010	3/19/20	32,500,000	32,429,367
Sempra Global	1.824	3/19/20	9,500,000	9,477,301
Sempra Global	1.793	2/27/20	23,250,000	23,219,066
Sempra Global	1.894	2/26/20	37,750,000	37,701,688
Sempra Global	2.038	2/12/20	37,500,000	37,478,363
Sempra Global	1.883	2/11/20	24,000,000	23,987,350
Sempra Global	2.009	2/10/20	10,000,000	9,995,225
Shell International Finance BV (Netherlands)	2.051	6/26/20	25,000,000	24,831,563
Shell International Finance BV (Netherlands)	2.033	6/5/20	94,000,000	93,457,150
Sherwin-Williams Co. (The)	1.873	2/20/20	18,750,000	18,733,542
Societe Generale SA (France)	2.118	12/9/20	45,000,000	45,000,000
Societe Generale SA (France)	2.103	6/3/20	33,500,000	33,500,000
Societe Generale SA (France)	2.093	5/12/20	44,000,000	44,000,000
Societe Generale SA (France)	2.050	10/1/20	28,000,000	28,000,000
Societe Generale SA (France)	1.920	6/15/20	14,700,000	14,711,213
Societe Generale SA (France)	1.750	5/14/20	20,000,000	19,901,489
Suncor Energy, Inc. (Canada)	1.763	3/6/20	9,500,000	9,483,532
Suncor Energy, Inc. (Canada)	2.030	3/5/20	32,750,000	32,694,851
Suncor Energy, Inc. (Canada)	2.010	2/20/20	28,000,000	27,972,622
Suncor Energy, Inc. (Canada)	2.000	2/19/20	18,500,000	18,482,835
Suncor Energy, Inc. (Canada)	2.001	2/18/20	13,250,000	13,238,367
Suncor Energy, Inc. (Canada)	2.000	2/12/20	26,100,000	26,084,940
Telus Corp. (Canada)	1.784	3/12/20	30,750,000	30,687,418
Telus Corp. (Canada)	2.090	3/5/20	18,750,000	18,718,426
Telus Corp. (Canada)	2.000	2/21/20	14,000,000	13,985,610
Telus Corp. (Canada)	2.011	2/13/20	45,000,000	44,971,758
TransCanada PipeLines, Ltd. (Canada)	1.859	5/6/20	14,000,000	13,931,829
TransCanada PipeLines, Ltd. (Canada)	2.030	3/5/20	17,000,000	16,971,373
TransCanada PipeLines, Ltd. (Canada)	1.783	2/27/20	53,500,000	53,428,818
TransCanada PipeLines, Ltd. (Canada)	2.072	2/19/20	44,000,000	43,959,175
UDR, Inc.	1.956	3/4/20	42,000,000	41,931,393
UDR, Inc.	1.833	2/14/20	32,500,000	32,477,958
UDR, Inc.	2.006	2/4/20	47,000,000	46,991,221
Union Electric Co.	1.803	2/20/20	38,385,000	38,347,468
Union Electric Co.	1.823	2/3/20	18,500,000	18,497,348
Ventas Realty LP	1.998	2/12/20	37,775,000	37,753,053
Ventas Realty LP	1.802	2/7/20	23,250,000	23,242,179
Ventas Realty LP	2.007	2/5/20	51,200,000	51,187,734
ViacomCBS Inc.	2.005	2/19/20	46,500,000	46,456,856

Ultra Short Duration Income Fund 41

		Maturity	Principal
COMMERCIAL PAPER (26.7%)* cont.	Yield (%)	date	amount	Value
ViacomCBS Inc.	2.005	2/18/20	$9,500,000	$9,491,659
ViacomCBS Inc.	2.107	2/12/20	26,250,000	26,234,854
ViacomCBS Inc.	1.883	2/6/20	18,750,000	18,744,706
Walgreens Boots Alliance, Inc.	2.275	3/24/20	14,000,000	13,963,003
Walgreens Boots Alliance, Inc.	2.233	3/11/20	33,500,000	33,433,484
Walgreens Boots Alliance, Inc.	2.309	2/28/20	27,500,000	27,462,013
Walgreens Boots Alliance, Inc.	2.328	2/18/20	23,250,000	23,229,587
Welltower, Inc.	1.752	2/28/20	60,500,000	60,416,430
Welltower, Inc.	1.772	2/21/20	32,750,000	32,716,339
Welltower, Inc.	1.803	2/18/20	23,250,000	23,229,587
Welltower, Inc.	1.803	2/7/20	15,589,000	15,583,756
Westpac Banking Corp. (Australia)	1.950	10/19/20	51,500,000	51,500,000
WRKCo., Inc.	1.844	2/27/20	37,500,000	37,450,106
WRKCo., Inc.	1.818	2/10/20	36,000,000	35,982,620
WRKCo., Inc.	1.751	2/3/20	18,750,000	18,747,313
Total commercial paper (cost $4,985,637,485)				$4,985,703,718

	Principal
MORTGAGE-BACKED SECURITIES (6.7%)*	amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$36,615	$38,650
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	118,633	135,800
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	44,227	49,538
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	11,899	12,661
REMICs Ser. 3611, PO, zero %, 7/15/34	37,920	34,840
Federal National Mortgage Association
REMICs Ser. 08-8, Class PA, 5.00%, 2/25/38	7,267	7,317
REMICs Ser. 09-15, Class MC, 5.00%, 3/25/24	27	27
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	8,574	8,992
REMICs Ser. 03-43, Class YA, 4.00%, 3/25/33	63,963	64,214
REMICs Ser. 10-155, Class A, 3.50%, 9/25/25	1,435	1,434
REMICs Ser. 10-43, Class KG, 3.00%, 1/25/21	950	951
REMICs Ser. 11-23, Class AB, 2.75%, 6/25/20	41	41
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	50,653	50,626
REMICs FRB Ser. 10-90, Class GF, (1 Month US LIBOR
+ 0.50%), 2.161%, 8/25/40	524,574	524,208
REMICs FRB Ser. 06-74, Class FL, (1 Month US LIBOR
+ 0.35%), 2.011%, 8/25/36	241,366	241,377
REMICs FRB Ser. 05-63, Class FC, (1 Month US LIBOR
+ 0.25%), 1.911%, 10/25/31	523,270	519,261
REMICs Ser. 92-96, Class B, PO, zero %, 5/25/22	171	169
Government National Mortgage Association Ser. 09-32,
Class AB, 4.00%, 5/16/39	12,855	13,836
		1,703,942
Residential mortgage-backed securities (non-agency) (6.7%)
Ameriquest Mortgage Securities, Inc. Asset-Backed
Pass-Through Certificates
FRB Ser. 05-R8, Class M2, (1 Month US LIBOR + 0.74%),
2.396%, 10/25/35	3,167,008	3,167,008

42 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (6.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Ameriquest Mortgage Securities, Inc. Asset-Backed
Pass-Through Certificates
FRB Ser. 05-R7, Class M2, (1 Month US LIBOR + 0.50%),
2.161%, 9/25/35	$1,759,259	$1,764,554
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-1, Class A1, 3.92%, 11/25/48 W	9,644,240	9,791,797
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48 W	13,146,196	13,452,051
Ser. 19-4, Class A1, 2.993%, 7/26/49 W	18,255,630	18,306,745
FRB Ser. 17-2, Class A1, 2.478%, 7/25/47 W	4,431,222	4,441,413
Argent Securities, Inc. Asset-Backed Pass-Through
Certificates FRB Ser. 04-W8, Class A2, (1 Month
US LIBOR + 0.96%), 2.621%, 5/25/34	1,711,643	1,714,040
Arroyo Mortgage Trust 144A Ser. 19-3, Class A1,
2.962%, 10/25/48 W	20,460,096	20,600,759
Banc of America Funding Trust FRB Ser. 05-B, Class 3A1,
(1 Month US LIBOR + 0.46%), 2.114%, 4/20/35	41,005	41,005
Banc of America Funding Trust 144A FRB Ser. 15-R4,
Class 6A1, (1 Month US LIBOR + 0.14%), 1.932%, 8/27/36	2,019,276	2,009,179
Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-TC2, Class M2, (1 Month US LIBOR
+ 1.01%), 2.666%, 8/25/35	3,955,269	3,995,217
FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR
+ 1.00%), 2.661%, 10/25/37	7,822,850	7,772,843
FRB Ser. 05-TC1, Class M1, (1 Month US LIBOR
+ 0.66%), 2.321%, 5/25/35	1,195,240	1,201,216
Bear Stearns Asset Backed Securities Trust FRB
Ser. 05-SD1, Class 1M1, (1 Month US LIBOR + 0.75%),
2.411%, 8/25/43	187,328	187,301
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%),
3.361%, 10/25/27 (Bermuda)	3,874,617	3,868,966
FRB Ser. 18-1A, Class M1B, (1 Month US LIBOR
+ 0.00%), 3.261%, 4/25/28 (Bermuda)	12,184,322	12,184,322
FRB Ser. 19-2A, Class M1A, (1 Month US LIBOR
+ 1.00%), 2.661%, 4/25/29 (Bermuda)	1,921,256	1,921,721
FRB Ser. 18-2A, Class M1A, (1 Month US LIBOR
+ 0.95%), 2.611%, 8/25/28 (Bermuda)	89,055	88,711
BRAVO Residential Funding Trust 144A
Ser. 19-1, Class A1C, 3.50%, 3/25/58	10,731,516	10,952,585
Ser. 19-NQM2, Class A1, 2.748%, 11/25/59 W	26,813,245	26,864,190
Ser. 19-NQM1, Class A1, 2.666%, 7/25/59 W	17,195,853	17,222,722
Bunker Hill Loan Depositary Trust 144A FRB Ser. 19-1,
Class A1, 3.77%, 10/26/48	10,982,897	11,065,269
Carrington Mortgage Loan Trust FRB Ser. 06-RFC1,
Class A4, (1 Month US LIBOR + 0.24%), 1.901%, 3/25/36	6,384,412	6,328,902
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3,
(1 Month US LIBOR + 1.45%), 3.111%, 10/25/37	2,915,012	2,932,385
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH1,
Class M4, (1 Month US LIBOR + 0.00%), 2.411%, 1/25/36	2,584,000	2,585,163

Ultra Short Duration Income Fund 43

	Principal
MORTGAGE-BACKED SECURITIES (6.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
COLT Funding, LLC 144A
Ser. 19-4, Class A1, 2.579%, 11/25/49 W	$15,803,904	$15,828,598
COLT Mortgage Loan Trust 144A
FRB Ser. 19-1, Class A1, 3.705%, 3/25/49 W	2,061,969	2,105,040
FRB Ser. 20-1, Class A1, 2.488%, 2/25/50 W	17,228,000	17,288,212
Ser. 18-2, Class A1, 3.47%, 7/27/48 W	5,003,030	5,103,091
Ser. 18-1, Class A1, 2.93%, 2/25/48 W	3,522,175	3,523,232
Countrywide Alternative Loan Trust FRB Ser. 04-J5,
Class M1, (1 Month US LIBOR + 0.90%), 2.561%, 8/25/34	4,023,250	4,023,250
Countrywide Asset-Backed Certificates
FRB Ser. 04-8, Class M1, (1 Month US LIBOR + 1.05%),
2.711%, 1/25/35	206,003	205,988
FRB Ser. 05-BC5, Class M2, (1 Month US LIBOR
+ 0.48%), 2.141%, 1/25/36	144,356	144,332
FRB Ser. 06-BC1, Class M1, (1 Month US LIBOR
+ 0.35%), 2.011%, 4/25/36	1,056,305	1,055,741
Countrywide Asset-Backed Certificates Trust FRB
Ser. 05-BC4, Class M6, (1 Month US LIBOR + 1.05%),
2.711%, 8/25/35	1,067,888	1,068,383
CSMC Trust 144A
Ser. 15-2R, Class 7A3, 3.67%, 8/27/36 W	9,184,034	9,392,164
Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	17,697,579	17,769,475
CWABS Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR
+ 1.13%), 2.786%, 12/25/34	8,143,395	8,127,329
FRB Ser. 05-3, Class MV5, (1 Month US LIBOR + 1.01%),
2.666%, 8/25/35	2,298,853	2,296,079
FRB Ser. 05-4, Class MV4, (1 Month US LIBOR + 0.96%),
2.621%, 10/25/35	2,455,780	2,504,896
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR
+ 0.86%), 2.516%, 5/25/36	1,870,753	1,870,753
Deephaven Residential Mortgage Trust 144A
Ser. 19-2A, Class A1, 3.558%, 4/25/59 W	11,903,224	12,006,782
Ser. 18-1A, Class A1, 2.976%, 12/25/57 W	7,507,652	7,499,696
Ser. 19-3A, Class A1, 2.964%, 7/25/59 W	8,507,945	8,534,533
Ser. 19-4A, Class A1, 2.791%, 10/25/59 W	7,634,052	7,645,503
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47 W	1,063,167	1,060,510
Eagle Re, Ltd. 144A FRB Ser. 19-1, Class M1A, (1 Month
US LIBOR + 1.25%), 2.911%, 4/25/29 (Bermuda)	1,573,799	1,600,639
Ellington Financial Mortgage Trust 144A
Ser. 19-1, Class A1, 2.934%, 6/25/59 W	8,833,835	8,850,620
Ser. 19-2, Class A1, 2.739%, 11/25/59 W	14,458,975	14,480,664
FRB Ser. 18-1, Class AFLA, (1 Month US LIBOR + 0.75%),
2.411%, 10/25/58	9,116,209	9,135,353
Ellington Loan Acquisition Trust 144A FRB Ser. 07-1,
Class A2C, (1 Month US LIBOR + 1.25%), 2.911%, 5/25/37	1,342,654	1,369,641
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3,
(1 Month US LIBOR + 0.72%), 2.381%, 4/25/35	3,495,914	3,494,515

44 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (6.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%),
6.411%, 10/25/24	$7,060,322	$7,454,438
Structured Agency Credit Risk Debt FRN
Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%),
6.211%, 10/25/24	17,176,390	18,580,577
Structured Agency Credit Risk Debt FRN
Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%),
5.811%, 1/25/25	1,633,163	1,703,802
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1,
Class M3, (1 Month US LIBOR + 4.10%), 5.761%, 8/25/24	5,316,883	5,611,811
Structured Agency Credit Risk Debt FRN
Ser. 14-DN3, Class M3, (1 Month US LIBOR + 4.00%),
5.661%, 8/25/24	12,378,650	13,207,008
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%),
5.561%, 12/25/27	5,100,000	5,292,574
Structured Agency Credit Risk Debt FRN
Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%),
5.461%, 3/25/25	20,795,511	21,355,297
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%),
4.511%, 4/25/28	15,557,847	15,731,992
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%),
3.861%, 9/25/24	4,401,055	4,458,049
Structured Agency Credit Risk Debt FRN
Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%),
3.861%, 2/25/24	3,706,196	3,745,349
Structured Agency Credit Risk Debt FRN
Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%),
3.611%, 5/25/25	5,157,721	5,212,202
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA1, Class M2, (1 Month US LIBOR + 1.85%),
3.511%, 10/25/27	7,236,079	7,283,237
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA3, Class M2, (1 Month US LIBOR + 1.35%),
3.011%, 3/25/29	615,342	617,826
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA4, Class M2, (1 Month US LIBOR + 1.30%),
2.961%, 4/25/29	6,210,274	6,224,182
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA4, Class M2, (1 Month US LIBOR + 1.30%),
2.961%, 3/25/29	185,179	185,480
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M1, (1 Month US LIBOR + 1.20%),
2.861%, 8/25/29	664,095	664,502
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2,
Class M2AS, (1 Month US LIBOR + 1.05%),
2.711%, 12/25/29	29,100,000	29,015,380
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3,
Class M1, (1 Month US LIBOR + 0.75%), 2.411%, 3/25/30	796,478	796,975

Ultra Short Duration Income Fund 45

	Principal
MORTGAGE-BACKED SECURITIES (6.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3,
Class M2AR, (1 Month US LIBOR + 0.75%),
2.411%, 3/25/30	$13,169,500	$13,093,249
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M1, (1 Month US LIBOR + 0.70%),
2.361%, 9/25/30	186,721	186,721
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1,
Class DNA1, (1 Month US LIBOR + 0.45%),
2.111%, 7/25/30	3,098,199	3,096,485
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 18-HRP2,
Class M2, (1 Month US LIBOR + 1.25%), 2.911%, 2/25/47	7,710,000	7,722,749
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2,
Class M3AS, (1 Month US LIBOR + 1.00%),
2.661%, 2/25/47	14,000,000	13,910,890
Structured Agency Credit Risk Trust FRN
Ser. 19-HQA1, Class M1, (1 Month US LIBOR + 0.90%),
2.561%, 2/25/49	2,156,402	2,156,918
Structured Agency Credit Risk Trust FRN
Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%),
2.461%, 12/25/30	848,128	849,037
Structured Agency Credit Risk Trust FRN
Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%),
2.411%, 10/25/48	402,643	402,927
Structured Agency Credit Risk Trust FRN
Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%),
2.411%, 9/25/48	852,413	852,865
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%),
8.411%, 8/25/28	15,661,109	17,406,493
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%),
7.661%, 9/25/28	27,258,346	30,050,718
Connecticut Avenue Securities FRB
Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%),
6.661%, 7/25/25	15,873,276	16,821,000
Connecticut Avenue Securities FRB
Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%),
6.211%, 2/25/25	20,334,223	21,175,544
Connecticut Avenue Securities FRB
Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%),
5.911%, 1/25/29	4,390,230	4,675,310
Connecticut Avenue Securities Trust FRB
Ser. 16-C04, Class 1M2A, (1 Month US LIBOR + 4.25%),
5.911%, 1/25/29	6,612,189	6,856,211
Connecticut Avenue Securities FRB
Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%),
5.661%, 5/25/25	9,790,902	10,196,387
Connecticut Avenue Securities FRB
Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%),
4.561%, 7/25/24	8,223,825	8,550,308

46 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (6.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%),
4.261%, 5/25/24	$2,276,443	$2,354,839
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1M1, (1 Month US LIBOR + 0.95%),
2.611%, 10/25/29	388,911	389,350
Connecticut Avenue Securities FRB
Ser. 17-C04, Class 2M1, (1 Month US LIBOR + 0.85%),
2.511%, 11/25/29	169,867	169,901
Connecticut Avenue Securities FRB
Ser. 17-C02, Class 2ED4, (1 Month US LIBOR + 0.85%),
2.511%, 9/25/29	35,600,000	35,390,245
Connecticut Avenue Securities FRB
Ser. 18-C04, Class 2M1, (1 Month US LIBOR + 0.75%),
2.411%, 12/25/30	246,753	246,781
Connecticut Avenue Securities FRB
Ser. 18-C03, Class 1M1, (1 Month US LIBOR + 0.68%),
2.341%, 10/25/30	889,968	890,162
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 1M1, (1 Month US LIBOR + 0.65%),
2.311%, 5/25/30	2,381,453	2,381,452
Connecticut Avenue Securities FRB
Ser. 18-C01, Class 1M1, (1 Month US LIBOR + 0.60%),
2.261%, 7/25/30	5,242,754	5,243,179
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03,
Class 1M1, (1 Month US LIBOR + 0.75%), 2.411%, 9/25/31	455,843	455,843
First Franklin Mortgage Loan Trust
FRB Ser. 04-FFH4, Class M5, (1 Month US LIBOR
+ 1.58%), 3.236%, 1/25/35	590,640	593,594
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR
+ 0.87%), 2.531%, 9/25/34	1,544,443	1,540,171
FRB Ser. 05-FFH3, Class M2, (1 Month US LIBOR
+ 0.80%), 2.456%, 9/25/35	2,023,920	2,021,369
FRB Ser. 05-FFH4, Class M1, (1 Month US LIBOR
+ 0.48%), 2.141%, 12/25/35	5,757,141	5,728,355
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR
+ 0.45%), 2.111%, 11/25/36	988,414	983,097
FWD Securitization Trust 144A Ser. 19-INV1, Class A1,
2.81%, 6/25/49 W	9,461,204	9,584,399
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58 W	12,055,549	12,125,138
Ser. 19-2, Class A22, 3.50%, 6/25/59 W	26,908,201	27,113,093
Ser. 18-1, Class A43, 3.50%, 11/25/57 W	4,264,511	4,311,311
Ser. 19-H1, Class A1, 2.657%, 10/25/59 W	11,524,261	11,463,782
GCAT Trust 144A
Ser. 19-NQM2, Class A1, 2.855%, 9/25/59	23,212,501	23,299,548
Ser. 19-NQM3, Class A1, 2.686%, 11/25/59 W	11,612,534	11,645,194
GCAT, LLC 144A Ser. 19-NQM1, Class A1, 2.985%, 2/25/59	20,496,877	20,580,146

Ultra Short Duration Income Fund 47

	Principal
MORTGAGE-BACKED SECURITIES (6.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
GE-WMC Asset-Backed Pass-Through Certificates
FRB Ser. 05-2, Class A1, (1 Month US LIBOR + 0.23%),
1.886%, 12/25/35	$1,379,677	$1,380,886
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.43%),
2.091%, 6/25/35	6,119,718	6,119,718
FRB Ser. 05-6, Class A3, (1 Month US LIBOR + 0.37%),
2.031%, 6/25/35	486,214	486,214
GSAMP Trust
FRB Ser. 04-AR2, Class M1, (1 Month US LIBOR
+ 0.84%), 2.501%, 8/25/34	481,331	492,141
FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR
+ 0.23%), 1.891%, 10/25/46	1,222,707	1,206,689
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month
US LIBOR + 1.60%), 3.261%, 10/25/28 (Bermuda)	4,952,478	4,936,630
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1,
(1 Month US LIBOR + 0.27%), 1.931%, 10/25/35	9,647,061	9,637,421
Homeward Opportunities Fund I Trust 144A Ser. 18-1,
Class A1, 3.78%, 6/25/48 W	10,343,292	10,488,512
JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR
+ 0.28%), 1.941%, 11/25/36	8,540,000	8,527,769
FRB Ser. 07-CH4, Class A4, (1 Month US LIBOR
+ 0.16%), 1.821%, 1/25/36	2,211,443	2,205,350
JPMorgan Resecuritization Trust 144A Ser. 14-1,
Class 7A1, 3.00%, 6/26/35	5,631,902	5,696,005
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class M1, (1 Month US LIBOR + 0.75%), 2.411%, 2/25/34	613,358	609,743
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A7, 4.692%, 11/21/34 W	1,106,957	1,123,562
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1,
Class A4, (1 Month US LIBOR + 0.58%), 2.241%, 12/25/35	1,391,556	1,374,745
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-AR1,
Class M1, (1 Month US LIBOR + 0.75%), 2.411%, 6/25/36	1,205,607	1,210,700
New Century Home Equity Loan Trust
FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%),
2.426%, 7/25/35	3,079,000	3,072,636
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%),
2.336%, 6/25/35	506,245	506,105
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A1, 2.465%, 9/25/59 W	11,673,153	11,680,157
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60 W	5,740,000	5,748,610
FRB Ser. 18-4A, Class 4A, (1 Month US LIBOR + 0.75%),
2.411%, 1/25/48	7,559,205	7,549,900
Nomura Home Equity Loan, Inc./Home Equity Loan
Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR
+ 0.49%), 2.151%, 5/25/35	1,901,731	1,891,002
Nomura Resecuritization Trust 144A FRB
Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%),
4.239%, 11/25/47	2,832,233	2,851,881

48 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (6.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Opteum Mortgage Acceptance Corp. Asset-Backed
Pass-Through Certificates
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%),
2.336%, 4/25/35	$569,780	$568,818
FRB Ser. 05-3, Class M1, (1 Month US LIBOR + 0.46%),
2.121%, 7/25/35	12,082,000	12,023,081
FRB Ser. 05-3, Class A1C, (1 Month US LIBOR + 0.37%),
2.031%, 7/25/35	737,586	738,522
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
FRB Ser. 04-WHQ2, Class M3, (1 Month US LIBOR
+ 1.04%), 2.696%, 2/25/35	4,803,261	4,799,651
FRB Ser. 05-WCH1, Class M3, (1 Month US LIBOR
+ 0.84%), 2.501%, 1/25/36	270,875	270,987
Popular ABS Mortgage Pass-Through Trust FRB
Ser. 05-A, Class M1, (1 Month US LIBOR + 0.43%),
2.091%, 6/25/35	103,111	103,172
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS1, Class MII1, (1 Month US LIBOR
+ 0.83%), 2.486%, 1/25/35	450,960	454,526
FRB Ser. 05-RS6, Class M3, (1 Month US LIBOR
+ 0.80%), 2.456%, 6/25/35	3,614,370	3,610,270
FRB Ser. 05-RS2, Class M4, (1 Month US LIBOR
+ 0.72%), 2.381%, 2/25/35	4,133,959	4,146,338
Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR
+ 0.90%), 2.561%, 11/25/34	6,275,756	6,243,709
FRB Ser. 04-KS12, Class M1, (1 Month US LIBOR
+ 0.80%), 2.456%, 1/25/35	1,114,310	1,116,680
FRB Ser. 05-KS12, Class M1, (1 Month US LIBOR
+ 0.44%), 2.101%, 1/25/36	965,733	966,837
FRB Ser. 05-KS11, Class M1, (1 Month US LIBOR
+ 0.40%), 2.061%, 12/25/35	457,540	458,041
FRB Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%),
1.901%, 9/25/36	838,925	828,220
Residential Mortgage Loan Trust 144A Ser. 19-3,
Class A1, 2.633%, 9/25/59 W	17,003,157	17,061,605
Securitized Asset Backed Receivables, LLC Trust FRB
Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%),
2.141%, 1/25/36	10,136,623	10,113,724
SG Residential Mortgage Trust 144A
FRB Ser. 18-1, Class A1, 3.425%, 4/27/48 W	2,759,347	2,760,849
Ser. 19-3, Class A1, 2.703%, 9/25/59 W	2,841,872	2,843,648
Soundview Home Loan Trust
FRB Ser. 05-CTX1, Class M2, (1 Month US LIBOR
+ 0.44%), 2.101%, 11/25/35	447,792	447,547
FRB Ser. 06-2, Class M1, (1 Month US LIBOR + 0.33%),
1.991%, 3/25/36	1,863,109	1,882,338
Spruce Hill Mortgage Loan Trust 144A Ser. 19-SH1,
Class A1, 3.368%, 4/29/49 W	16,460,877	16,543,181

Ultra Short Duration Income Fund 49

	Principal
MORTGAGE-BACKED SECURITIES (6.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Starwood Mortgage Residential Trust 144A
FRB Ser. 18-IMC2, Class A1, 4.121%, 10/25/48 W	$16,365,154	$16,635,506
Ser. 18-IMC1, Class A1, 3.793%, 3/25/48 W	8,942,627	9,042,132
Ser. 19-1, Class A1, 2.868%, 6/25/49 W	27,128,793	27,239,004
Ser. 19-INV1, Class A1, 2.61%, 9/27/49 W	13,986,679	14,129,651
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%),
2.501%, 8/25/34	2,110,199	2,101,374
FRB Ser. 05-HE3, Class M1, (1 Month US LIBOR
+ 0.00%), 2.381%, 9/25/35	8,230,783	8,230,492
FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.66%),
2.321%, 4/25/35	580,397	579,086
FRB Ser. 05-HE1, Class M1, (1 Month US LIBOR
+ 0.47%), 2.131%, 7/25/35	588,403	587,567
Structured Asset Investment Loan Trust 144A FRB Ser. 05-1,
Class M2, (1 Month US LIBOR + 0.72%), 2.381%, 2/25/35	2,654,664	2,647,399
Structured Asset Securities Corp. FRB Ser. 05-WF1,
Class M1, (1 Month US LIBOR + 0.00%), 2.321%, 2/25/35	4,539,988	4,542,706
Structured Asset Securities Corp Mortgage Loan Trust
FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR
+ 0.26%), 1.921%, 4/25/36	1,721,497	1,704,282
FRB Ser. 06-NC1, Class A4, (1 Month US LIBOR
+ 0.15%), 1.811%, 5/25/36	222,854	221,968
Structured Asset Securities Corp. Mortgage Loan Trust
144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR
+ 0.30%), 1.961%, 7/25/36	2,701,981	2,705,391
Towd Point HE Trust 144A FRB Ser. 19-HE1, Class A1,
(1 Month US LIBOR + 0.90%), 2.561%, 4/25/48	4,695,049	4,695,035
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (1 Month US LIBOR
+ 0.00%), 2.661%, 5/25/58	1,494,104	1,502,140
Ser. 17-1, Class A1, 2.75%, 10/25/56 W	2,204,257	2,229,165
Verus Securitization Trust 144A
Ser. 19-1, Class A1, 3.73%, 2/25/59 W	26,487,231	26,735,549
Ser. 2, Class A1, 3.635%, 6/1/58 W	17,030,559	17,211,550
Ser. 19-2, Class A1, 3.211%, 5/25/59 W	21,357,047	21,470,507
Ser. 19-INV2, Class A1, 2.913%, 7/25/59 W	21,303,622	21,396,825
Ser. 19-3, Class A1, 2.784%, 7/25/59	15,831,604	15,881,078
Ser. 19-INV3, Class A1, 2.692%, 11/25/59 W	10,353,248	10,375,895
Ser. 17-SG1A, Class A1, 2.69%, 11/25/47 W	2,450,537	2,451,495
Ser. 17-2A, Class A1, 2.485%, 7/25/47 W	7,182,912	7,290,656
Ser. 20-1, Class A1, 2.417%, 1/25/60 W	8,727,000	8,753,181
Wells Fargo Home Equity Asset-Backed Securities Trust
FRB Ser. 05-3, Class M6, (1 Month US LIBOR + 0.00%),
2.666%, 11/25/35	1,585,000	1,585,676
FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.89%),
2.546%, 11/25/35	426,362	426,362
FRB Ser. 05-4, Class M1, (1 Month US LIBOR + 0.46%),
2.121%, 12/25/35	125,545	125,514
		1,245,375,831
Total mortgage-backed securities (cost $1,248,360,795)		$1,247,079,773

50 Ultra Short Duration Income Fund

	Principal
ASSET-BACKED SECURITIES (6.1%)*	amount	Value
Ally Auto Receivables Trust
Ser. 19-1, Class A2, 2.85%, 3/15/22	$5,864,208	$5,879,350
Ser. 18-1, Class A3, 2.35%, 6/15/22	20,057,737	20,122,985
Ser. 17-2, Class 2, 2.10%, 3/15/22	8,580,000	8,598,018
American Express Credit Account Master Trust
Ser. 19-3, Class A, 2.00%, 4/15/25	58,000,000	58,749,940
Ser. 17-1, Class A, 1.93%, 9/15/22	35,246,000	35,249,796
Ser. 17-3, Class A, 1.77%, 11/15/22	38,200,000	38,205,997
Bank of America Credit Card Trust Ser. 17-A2, Class A2,
1.84%, 1/17/23	9,350,000	9,355,666
Bank of The West Auto Trust 144A
Ser. 18-1, Class A3, 3.43%, 12/15/22	15,665,000	15,816,324
Ser. 19-1, Class A2, 2.40%, 10/17/22	3,425,399	3,433,038
BMW Vehicle Owner Trust Ser. 18-A, Class A3,
2.35%, 4/25/22	10,933,179	10,968,620
Canadian Pacer Auto Receivables Trust 144A Ser. 20-1A,
Class A2A, 1.77%, 11/21/22 (Canada)	20,000,000	20,009,375
Capital One Multi-Asset Execution Trust Ser. 17-A1,
Class A1, 2.00%, 1/17/23	20,300,000	20,300,000
Capital One Prime Auto Receivables Trust Ser. 19-2,
Class A1, 2.132%, 9/15/20	7,773,961	7,775,554
CarMax Auto Owner Trust
Ser. 18-1, Class A3, 2.48%, 11/15/22	14,449,810	14,538,785
Ser. 19-3, Class A3, 2.18%, 8/15/24	5,300,000	5,367,288
Ser. 17-4, Class A3, 2.11%, 10/17/22	34,961,037	35,023,761
Ser. 17-3, Class A3, 1.97%, 4/15/22	1,396,930	1,398,559
Ser. 20-1, Class A2, 1.87%, 4/17/23	13,500,000	13,540,389
Ser. 16-2, Class A4, 1.68%, 9/15/21	12,735,148	12,732,270
Ser. 16-3, Class 3, 1.60%, 1/18/22	5,470,000	5,464,385
Chase Issuance Trust Ser. 12-A7, Class A7, 2.16%, 9/15/24	25,615,000	26,040,908
Citibank Credit Card Issuance Trust Ser. 17-A3, Class A3,
1.92%, 4/7/22	38,045,000	38,052,989
Discover Card Execution Note Trust
Ser. 15-A2, Class A, 1.90%, 10/17/22	53,383,000	53,399,015
Ser. 17-A6, Class A6, 1.88%, 2/15/23	25,540,000	25,565,982
Finance of America Structured Securities Trust 144A
Ser. 19-HB1, Class A, 3.279%, 4/25/29 W	5,418,086	5,452,762
Ford Credit Auto Owner Trust
Ser. 18-A, Class A3, 3.03%, 11/15/22	18,390,780	18,583,105
Ser. 19-B, Class A2A, 2.35%, 2/15/22	17,840,223	17,881,229
Ser. 16-C, Class A4, 1.40%, 2/15/22	22,152,000	22,105,481
Ford Credit Floorplan Master Owner Trust Ser. 17-1,
Class A1, 2.07%, 5/15/22	28,000,000	28,028,420
GM Financial Automobile Leasing Trust Ser. 19-4,
Class A2A, 1.84%, 11/16/22	23,000,000	23,032,062
GM Financial Consumer Automobile Receivables Trust
Ser. 18-1, Class A3, 2.32%, 7/18/22	12,340,857	12,387,160
Golden Credit Card Trust 144A
Ser. 18-1A, Class A, 2.62%, 1/15/23	72,802,000	73,465,110
FRB Ser. 19-1A, Class A, (1 Month US LIBOR + 0.00%),
2.126%, 12/15/22	7,355,000	7,370,766
Ser. 15-2A, Class A, 2.02%, 4/15/22	7,990,000	7,991,740

Ultra Short Duration Income Fund 51

	Principal
ASSET-BACKED SECURITIES (6.1%)* cont.	amount	Value
Honda Auto Receivables Owner Trust
Ser. 18-1, Class A3, 2.64%, 2/15/22	$7,135,389	$7,177,840
Ser. 17-1, Class A4, 2.05%, 6/21/23	12,138,000	12,152,566
Ser. 19-3, Class A2, 1.90%, 4/15/22	16,650,000	16,683,067
Hyundai Auto Lease Securitization Trust 144A
Ser. 17-C, Class A3, 2.12%, 2/16/21	3,944,282	3,944,262
Hyundai Auto Receivables Trust
Ser. 19-B, Class A3, 2.23%, 2/15/24	6,750,000	6,801,271
Ser. 17-A, Class A, 2.09%, 4/17/23	7,729,000	7,747,851
Ser. 16-B, Class A4, 1.45%, 11/15/22	13,035,000	13,013,245
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%),
2.511%, 11/25/51	13,368,667	13,368,667
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
2.461%, 6/25/52	21,799,000	21,799,000
Mercedes-Benz Auto Receivables Trust Ser. 19-1,
Class A3, 1.94%, 3/15/24	34,000,000	34,232,890
Nissan Auto Receivables Owner Trust
Ser. 17-C, Class A3, 2.12%, 4/18/22	9,462,733	9,483,538
Ser. 17-A, Class A4, 2.11%, 5/15/23	22,300,000	22,384,809
Ser. 17-B, Class A4, 1.95%, 10/16/23	18,120,000	18,183,761
Ser. 19-C, Class A3, 1.93%, 7/15/24	20,500,000	20,643,275
RMF Buyout Issuance Trust 144A Ser. 18-1,
Class A, 3.436%, 11/25/28 W	2,673,995	2,675,458
Santander Retail Auto Lease Trust 144A
Ser. 17-A, Class A3, 2.22%, 1/20/21	2,433,229	2,433,800
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%),
2.409%, 10/24/20	30,965,000	30,965,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%),
2.359%, 9/24/20	16,329,000	16,329,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%),
2.359%, 6/24/20	23,683,000	23,683,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%),
2.359%, 2/24/20	33,219,000	33,219,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%),
2.311%, 8/25/52	27,906,000	27,906,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (1 Month US LIBOR + 0.60%), 2.392%, 1/25/46	2,262,554	2,234,365
Toyota Auto Receivables Owner Trust
Ser. 17-A, Class A4, 2.10%, 9/15/22	14,026,000	14,062,618
Ser. 17-C, Class A4, 1.98%, 12/15/22	1,775,000	1,778,142
USAA Auto Owner Trust Ser. 19-1, Class A2,
2.26%, 2/15/22	9,500,000	9,519,829
World Omni Auto Receivables Trust
Ser. 18-C, Class A3, 3.13%, 11/15/23	34,107,000	34,738,784
Ser. 18-A, Class A, 2.50%, 4/17/23	5,208,078	5,242,290
Ser. 16-B, Class A4, 1.48%, 11/15/22	10,855,000	10,831,471
Ser. 16-B, Class A3, 1.30%, 2/15/22	6,456,901	6,447,658
Total asset-backed securities (cost $1,128,857,753)		$1,131,569,286

52 Ultra Short Duration Income Fund

		Maturity	Principal
CERTIFICATES OF DEPOSIT (5.7%)*	Yield (%)	date	amount	Value
Bank of Nova Scotia/Houston FRN	1.920	9/9/20	$49,000,000	$49,049,004
BNP Paribas SA/New York, NY FRN (France)	1.905	8/3/20	47,000,000	47,000,000
Canadian Imperial Bank of Commerce/New
York, NY FRN	1.950	10/9/20	38,000,000	38,048,787
Canadian Imperial Bank of Commerce/New
York, NY FRN	1.910	9/30/20	80,000,000	80,000,000
Cooperatieve Rabobank UA/NY FRN (Netherlands)	2.235	9/24/21	28,500,000	28,499,903
Cooperatieve Rabobank UA/NY FRN (Netherlands)	2.200	6/17/21	32,500,000	32,508,630
Credit Agricole Corporate and Investment Bank/New
York FRN (France)	2.286	5/11/20	21,250,000	21,270,785
Credit Suisse AG/New York, NY FRN	1.860	1/15/21	46,000,000	45,996,807
Goldman Sachs Bank USA/New York, NY FRN	1.940	12/10/20	36,000,000	36,000,000
Mizuho Bank, Ltd./New York, NY FRN	1.962	6/8/20	56,500,000	56,500,000
Natixis SA/New York, NY FRN (France)	1.960	12/11/20	51,250,000	51,250,000
Nordea Bank ABP/New York, NY FRN	2.223	11/19/21	57,000,000	57,089,975
Nordea Bank ABP/New York, NY FRN	2.191	2/12/21	28,000,000	28,054,002
Nordea Bank ABP/New York, NY FRN	2.081	2/12/21	35,000,000	35,028,255
Nordea Bank ABP/New York, NY FRN	1.879	7/24/20	47,000,000	47,027,837
Skandinaviska Enskilda Banken AB/New York, NY FRN	1.854	7/20/20	47,000,000	47,021,389
Standard Chartered Bank/New York FRN	2.188	11/6/20	52,000,000	52,073,949
State Street Bank & Trust Co. FRN	1.904	7/20/20	130,000,000	130,104,471
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.259	5/13/21	28,000,000	28,068,437
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.198	7/12/21	27,900,000	27,951,358
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.309	4/1/20	14,750,000	14,760,231
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.138	1/6/22	47,000,000	46,999,891
Svenska Handelsbanken/New York, NY FRN (Sweden)	1.879	7/24/20	23,000,000	23,014,537
Swedbank AB/New York FRN	2.230	8/24/20	28,500,000	28,542,383
Toronto-Dominion Bank/NY (Canada)	2.000	3/19/20	22,250,000	22,260,775
Total certificates of deposit (cost $1,073,332,327)				$1,074,121,406

		Maturity	Principal
ASSET-BACKED COMMERCIAL PAPER (0.8%)*	Yield (%)	date	amount	Value
Barclays Bank PLC CCP (United Kingdom)	2.011	2/11/20	$50,000,000	$49,975,174
Chariot Funding, LLC	1.953	2/5/20	50,000,000	50,002,724
Sheffield Receivables Co., LLC (United Kingdom)	2.014	4/16/20	45,000,000	44,838,500
Total asset-backed commercial paper (cost $144,795,278)				$144,816,398

		Maturity	Principal
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.5%)*	Yield (%)	date	amount	Value
Federal Farm Credit Banks Funding
Corporation unsec. FRB	1.956	11/7/22	$93,000,000	$93,299,694
Total U.S. government agency obligations (cost $93,000,000)				$93,299,694

Ultra Short Duration Income Fund 53

	Principal
REPURCHASE AGREEMENTS (0.4%)*	amount	Value
Interest in $50,000,000 tri-party term repurchase agreement dated
1/31/20 with BNP Paribas due 3/6/20 — maturity value of $50,093,333 for an effective yield of 1.800% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.600% to 7.750% and due dates ranging
from 3/15/20 to perpetual maturity, valued at $52,507,875) (France) Ŧ EG	$50,000,000	$50,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated
1/31/20 with RBC Capital Markets, LLC due 3/6/20 — maturity value of
$25,059,063 for an effective yield of 1.830% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.400% to 8.875% and due
dates ranging from 9/18/20 to 12/15/49, valued at $26,254,819) (Canada) Ŧ EG	25,000,000	25,000,000
Total repurchase agreements (cost $75,000,000)		$75,000,000

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (—%)*	amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 5.00%, 5/1/21	$674	$676
Federal National Mortgage Association
Pass-Through Certificates
6.00%, 5/1/23	4,277	4,390
5.50%, 11/1/23	1,082	1,092
5.50%, 6/1/20	—	—
Total U.S. government and agency mortgage obligations (cost $6,504)		$6,158

TOTAL INVESTMENTS
Total investments (cost $18,657,518,464)	$18,687,195,770

Key to holding’s abbreviations

BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $18,680,942,598.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

Ŧ Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.

54 Ultra Short Duration Income Fund

EG Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	69.6%	Sweden	1.3%
Canada	8.1	Spain	1.0
United Kingdom	5.5	Norway	0.9
France	4.1	Germany	0.8
Australia	2.7	Switzerland	0.6
Netherlands	2.6	Other	0.6
Japan	2.2	Total	100.0%

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$144,816,398	$—
Asset-backed securities	—	1,131,569,286	—
Certificates of deposit	—	1,074,121,406	—
Commercial paper	—	4,985,703,718	—
Corporate bonds and notes	—	9,935,599,337	—
Mortgage-backed securities	—	1,247,079,773	—
Repurchase agreements	—	75,000,000	—
U.S. government agency obligations	—	93,299,694	—
U.S. government and agency mortgage obligations	—	6,158	—
Totals by level	$—	$18,687,195,770	$—

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund 55

Statement of assets and liabilities 1/31/20 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $18,657,518,464)	$18,687,195,770
Cash	578,727
Interest and other receivables	51,184,714
Receivable for shares of the fund sold	78,044,456
Receivable for investments sold	76,581,258
Prepaid assets	627,028
Total assets	18,894,211,953

LIABILITIES
Payable for investments purchased	129,332,550
Payable for shares of the fund repurchased	78,991,832
Payable for compensation of Manager (Note 2)	495,099
Payable for custodian fees (Note 2)	152,388
Payable for investor servicing fees (Note 2)	1,849,433
Payable for Trustee compensation and expenses (Note 2)	342,583
Payable for administrative services (Note 2)	174,249
Payable for distribution fees (Note 2)	851,413
Distributions payable to shareholders	486,840
Other accrued expenses	592,968
Total liabilities	213,269,355

Net assets	$18,680,942,598

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$18,656,149,808
Total distributable earnings (Note 1)	24,792,790
Total — Representing net assets applicable to capital shares outstanding	$18,680,942,598

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share
($9,935,035,608 divided by 987,706,116 shares)	$10.06
Net asset value and offering price per class B share ($207,601 divided by 20,664 shares)*	$10.05
Net asset value and offering price per class C share ($26,110,199 divided by 2,598,832 shares)*	$10.05
Net asset value and redemption price per class N share ($20,246,186 divided by 2,014,958 shares)	$10.05
Offering price per class N share (100/98.50 of $10.05)**	$10.20
Net asset value, offering price and redemption price per class R share
($5,705,573 divided by 567,907 shares)	$10.05
Net asset value, offering price and redemption price per class R6 share
($88,424,603 divided by 8,778,454 shares)	$10.07
Net asset value, offering price and redemption price per class Y share
($8,605,212,828 divided by 854,604,677 shares)	$10.07

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

** On single retail sales of less than $50,000. On sales of more than $50,000 the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

56 Ultra Short Duration Income Fund

Statement of operations Six months ended 1/31/20 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $18,445 from investments in affiliated issuers) (Note 5)	$219,500,123
Total investment income	219,500,123

EXPENSES
Compensation of Manager (Note 2)	28,098,246
Investor servicing fees (Note 2)	5,448,812
Custodian fees (Note 2)	105,534
Trustee compensation and expenses (Note 2)	373,576
Distribution fees (Note 2)	4,663,733
Administrative services (Note 2)	287,479
Other	1,856,700
Fees waived and reimbursed by Manager (Note 2)	(9,285,030)
Total expenses	31,549,050
Expense reduction (Note 2)	(51,150)
Net expenses	31,497,900

Net investment income	188,002,223

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Securities from unaffiliated issuers (Notes 1 and 3)	(3,223,662)
Total net realized loss	(3,223,662)
Change in net unrealized appreciation on:
Securities from unaffiliated issuers	20,488,142
Total change in net unrealized appreciation	20,488,142

Net gain on investments	17,264,480

Net increase in net assets resulting from operations	$205,266,703

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund 57

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$188,002,223	$369,615,085
Net realized loss on investments	(3,223,662)	(357,640)
Change in net unrealized appreciation of investments	20,488,142	4,408,262
Net increase in net assets resulting from operations	205,266,703	373,665,707
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(95,055,946)	(181,734,136)
Class B	(1,500)	(28,016)
Class C	(199,351)	(396,420)
Class M	(21,536)	(69,665)
Class N	(157,198)	(109,148)
Class R	(45,967)	(109,618)
Class R6	(1,021,624)	(2,099,463)
Class Y	(93,083,934)	(184,660,746)
Net realized short-term gain on investments
Class A	—	(562,512)
Class B	—	(161)
Class C	—	(1,621)
Class M	—	(209)
Class N	—	(153)
Class R	—	(396)
Class R6	—	(7,713)
Class Y	—	(608,997)
From net realized long-term gain on investments
Class A	—	(562,512)
Class B	—	(161)
Class C	—	(1,621)
Class M	—	(209)
Class N	—	(153)
Class R	—	(396)
Class R6	—	(7,713)
Class Y	—	(608,997)
Increase from capital share transactions (Note 4)	2,216,344,590	5,463,132,016
Total increase in net assets	2,232,024,237	5,465,226,987

NET ASSETS
Beginning of period	16,448,918,361	10,983,691,374
End of period	$18,680,942,598	$16,448,918,361

* Unaudited.

The accompanying notes are an integral part of these financial statements.

58 Ultra Short Duration Income Fund

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Ultra Short Duration Income Fund 59

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)
Class A
January 31, 2020**	$10.05	.11	.01	.12	(.11)	—[e]	(.11)	$10.06	1.17*	$9,935,036	.20*	1.04*	22*
July 31, 2019	10.05	.25	—[e]	.25	(.25)	—[e]	(.25)	10.05	2.53	8,257,742.40		2.50	27
July 31, 2018	10.06	.17	(.01)	.16	(.17)	—[e]	(.17)	10.05	1.61	6,002,162.40		1.71	36
July 31, 2017	10.04	.10	.02	.12	(.10)	—	(.10)	10.06	1.17	3,843,494.40		.99	45
July 31, 2016	10.03	.06	.01	.07	(.06)	—[e]	(.06)	10.04	.76	1,926,055.40		.65	51
July 31, 2015	10.06	.04	(.02)	.02	(.04)	(.01)	(.05)	10.03	.20	1,411,923.40		.41	46
Class B
January 31, 2020**	$10.04	.09	.01	.10	(.09)	—[e]	(.09)	$10.05	.97*	$208	.40*	.83*	22*
July 31, 2019	10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	10.04	2.13	68.80		2.10	27
July 31, 2018	10.04	.13	—[e]	.13	(.13)	—[e]	(.13)	10.04	1.31	1,529.80		1.27	36
July 31, 2017	10.02	.06	.02	.08	(.06)	—	(.06)	10.04	.76	1,751.80		.55	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	2,042	.80[f]	.27[f]	51
July 31, 2015	10.05	—[e]	(.02)	(.02)	—[e]	(.01)	(.01)	10.02	(.18)	1,091	.79[f]	.02[f]	46
Class C
January 31, 2020**	$10.04	.09	.01	.10	(.09)	—[e]	(.09)	$10.05	.97*	$26,110	.40*	.83*	22*
July 31, 2019	10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	10.04	2.13	19,754.80		2.10	27
July 31, 2018	10.04	.13	—[e]	.13	(.13)	—[e]	(.13)	10.04	1.31	15,434.80		1.21	36
July 31, 2017	10.02	.06	.02	.08	(.06)	—	(.06)	10.04	.76	24,162.80		.57	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	17,590	.80[f]	.28[f]	51
July 31, 2015	10.05	—[e]	(.02)	(.02)	—[e]	(.01)	(.01)	10.02	(.18)	9,622	.79[f]	.02[f]	46
Class N
January 31, 2020**	$10.04	.10	.01	.11	(.10)	—[e]	(.10)	$10.05	1.09*	$20,246	.28*	.96*	22*
July 31, 2019†	10.03	.18	.01	.19	(.18)	—[e]	(.18)	10.04	1.94*	13,070	.42*	1.81*	27
Class R
January 31, 2020**	$10.04	.09	.01	.10	(.09)	—[e]	(.09)	$10.05	.97*	$5,706	.40*	.84*	22*
July 31, 2019	10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	10.04	2.13	5,411.80		2.09	27
July 31, 2018	10.05	.13	(.01)	.12	(.13)	—[e]	(.13)	10.04	1.21	5,019.80		1.26	36
July 31, 2017	10.02	.06	.03	.09	(.06)	—	(.06)	10.05	.86	4,178.80		.58	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	2,393	.79[f]	.26[f]	51
July 31, 2015	10.05	—[e]	(.02)	(.02)	—[e]	(.01)	(.01)	10.02	(.18)	2,131	.79[f]	.03[f]	46
Class R6
January 31, 2020**	$10.06	.11	.01	.12	(.11)	—[e]	(.11)	$10.07	1.22*	$88,425	.15*	1.10*	22*
July 31, 2019	10.06	.26	—[e]	.26	(.26)	—[e]	(.26)	10.06	2.64	97,971.29		2.68	27
July 31, 2018	10.07	.18	(.01)	.17	(.18)	—[e]	(.18)	10.06	1.72	3,680.29		1.75	36
July 31, 2017	10.05	.11	.02	.13	(.11)	—	(.11)	10.07	1.27	3,151.29		1.08	45
July 31, 2016	10.04	.07	.01	.08	(.07)	—[e]	(.07)	10.05	.87	2,270.29		.79	51
July 31, 2015	10.07	.05	(.02)	.03	(.05)	(.01)	(.06)	10.04	.30	1,303.30		.50	46

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

60 Ultra Short Duration Income Fund	Ultra Short Duration Income Fund 61

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)
Class Y
January 31, 2020**	$10.06	.11	.01	.12	(.11)	—[e]	(.11)	$10.07	1.22*	$8,605,213	.15*	1.09*	22*
July 31, 2019	10.06	.26	—[e]	.26	(.26)	—[e]	(.26)	10.06	2.63	8,052,123.30		2.61	27
July 31, 2018	10.07	.18	(.01)	.17	(.18)	—[e]	(.18)	10.06	1.71	4,952,524.30		1.82	36
July 31, 2017	10.05	.11	.02	.13	(.11)	—	(.11)	10.07	1.27	2,925,780.30		1.09	45
July 31, 2016	10.04	.07	.01	.08	(.07)	—[e]	(.07)	10.05	.86	1,381,082.30		.77	51
July 31, 2015	10.07	.05	(.02)	.03	(.05)	(.01)	(.06)	10.04	.30	663,319.30		.51	46

* Not annualized.

** Unaudited.

† For the period November 1, 2018 (commencement of operations) to July 31, 2019.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of net assets (Note 2):

	1/31/20	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
Class A	0.05%	0.14%	0.14%	0.15%	0.15%	0.12%
Class B	0.05	0.14	0.14	0.15	0.15	0.12
Class C	0.05	0.14	0.14	0.15	0.15	0.12
Class N	0.05	0.10	N/A	N/A	N/A	N/A
Class R	0.05	0.14	0.14	0.15	0.15	0.12
Class R6	0.05	0.14	0.14	0.15	0.15	0.13
Class Y	0.05	0.14	0.14	0.15	0.15	0.12

e Amount represents less than $0.01 per share.

f Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. As a result of such waivers, the expenses reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	7/31/16	7/31/15
Class B	—%‡	0.01%
Class C	—‡	0.01
Class R	0.01	0.01

‡ Amount represents less than 0.01% per share.

The accompanying notes are an integral part of these financial statements.

62 Ultra Short Duration Income Fund	Ultra Short Duration Income Fund 63

Notes to financial statements 1/31/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2019 through January 31, 2020.

Putnam Ultra Short Duration Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S.-dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B (only in exchange for class B shares of another Putnam fund), class C, class N, class R, class R6 and class Y shares. Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase. Class A, B, C, R, R6, and Y share classes are sold without a front-end sales charge. Class N shares are sold with an initial sales charge of up to 1.50%. Class A, class N, class R, class R6 and class Y shares also are generally not subject to a contingent deferred sales charge. Class B shares of the fund acquired prior to May 8, 2019 converted automatically to class A shares effective May 8, 2019. Class B shares of the fund acquired on or after May 8, 2019 will convert automatically to class A shares eight years after the original purchase date and are subject to a contingent deferred sales charge on certain redemptions. Class C shares obtained in an exchange for class C shares of another Putnam fund, are subject to a one-year 1.00% contingent deferred sales charge on certain redemptions and generally convert to class A shares after approximately ten years. Class R shares are not available to all investors. The expenses for class A, class B, class C, class N and class R shares may differ based on each class’ distribution fee, which is identified in Note 2. Class R6 and class Y shares are generally subject to the same expenses as class A, class B, class C, class N and class R shares, but do not bear a distribution fee. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

64 Ultra Short Duration Income Fund

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Ultra Short Duration Income Fund 65

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $78,762,694 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

66 Ultra Short Duration Income Fund

At July 31, 2019, the fund had a capital loss carryover of $349,691 available to the extent allowed by the Code to offset future net capital gain, if any. For any carryover, the amount of the carryover and that carryover’s expiration date is:

Loss carryover
Short-term	Long-term	Total	Expiration
$—	$349,691	$349,691	*

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $18,657,529,926, resulting in gross unrealized appreciation and depreciation of $36,040,219 and $6,374,375, respectively, or net unrealized appreciation of $29,665,844.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,	0.240%	of the next $50 billion,
0.390%	of the next $5 billion,	0.220%	of the next $50 billion,
0.340%	of the next $10 billion,	0.210%	of the next $100 billion and
0.290%	of the next $10 billion,	0.205%	of any excess thereafter.

Prior to 12/1/19, the fund paid Putnam Management a management fee based on the following annual rates:

0.500%	of the first $5 billion,	0.300%	of the next $50 billion,
0.450%	of the next $5 billion,	0.280%	of the next $50 billion,
0.400%	of the next $10 billion,	0.270%	of the next $100 billion and
0.350%	of the next $10 billion,	0.265%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.159% of the fund’s average net assets.

Ultra Short Duration Income Fund 67

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2020, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.24% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $9,285,030 as a result of this limit.

Putnam Management has also contractually agreed, through November 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class N, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

Class A	$2,798,797	Class R	1,665
Class B	56	Class R6	22,988
Class C	7,284	Class Y	2,612,406
Class M	627	Total	$5,448,812
Class N	4,989

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $51,150 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $12,566, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

68 Ultra Short Duration Income Fund

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.10%	$4,568,195
Class B	0.75%	0.50%	454
Class C	1.00%	0.50%	59,534
ClassM *	1.00%	0.15%	1,508
Class N	1.00%	0.25%	20,473
Class R	1.00%	0.50%	13,569
Total			$4,663,733

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $7 and no monies, respectively, in contingent deferred sales charges from redemptions of class B and class C shares purchased by exchange from another Putnam fund.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$3,293,572,739	$2,216,068,159
U.S. government securities (Long-term)	—	—
Total	$3,293,572,739	$2,216,068,159

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Ultra Short Duration Income Fund 69

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	490,478,069	$4,929,686,822	800,920,769	$8,044,029,311
Shares issued in connection with
reinvestment of distributions	9,505,636	95,547,869	18,094,524	181,725,760
	499,983,705	5,025,234,691	819,015,293	8,225,755,071
Shares repurchased	(333,911,156)	(3,356,128,086)	(594,531,753)	(5,970,651,434)
Net increase	166,072,549	$1,669,106,605	224,483,540	$2,255,103,637

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	16,609	$166,760	146,557	$1,468,785
Shares issued in connection with
reinvestment of distributions	150	1,500	2,710	27,176
	16,759	168,260	149,267	1,495,961
Shares repurchased	(2,902)	(29,140)	(294,762)	(2,957,841)
Net increase (decrease)	13,857	$139,120	(145,495)	$(1,461,880)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	1,016,444	$10,205,343	2,229,455	$22,362,659
Shares issued in connection with
reinvestment of distributions	19,840	199,225	38,932	390,529
	1,036,284	10,404,568	2,268,387	22,753,188
Shares repurchased	(405,277)	(4,069,568)	(1,838,036)	(18,434,080)
Net increase	631,007	$6,335,000	430,351	$4,319,108

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	118,437	$1,189,109	68,826	$690,672
Shares issued in connection with
reinvestment of distributions	1,625	16,313	6,971	69,955
	120,062	1,205,422	75,797	760,627
Shares repurchased	(396,889)	(3,984,763)	(131,858)	(1,322,999)
Net decrease	(276,827)	$(2,779,341)	(56,061)	$(562,372)

70 Ultra Short Duration Income Fund

			FOR THE PERIOD 11/1/18
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/20		TO 7/31/19
Class N	Shares	Amount	Shares	Amount
Shares sold	1,219,854	$12,247,403	1,684,013	$16,891,306
Shares issued in connection with
reinvestment of distributions	15,806	158,730	10,935	109,454
	1,235,660	12,406,133	1,694,948	17,000,760
Shares repurchased	(522,409)	(5,246,304)	(393,241)	(3,942,434)
Net increase	713,251	$7,159,829	1,301,707	$13,058,326

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	120,766	$1,212,914	336,461	$3,375,998
Shares issued in connection with
reinvestment of distributions	4,505	45,241	10,498	105,312
	125,271	1,258,155	346,959	3,481,310
Shares repurchased	(96,363)	(967,495)	(307,873)	(3,090,181)
Net increase	28,908	$290,660	39,086	$391,129

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,668,062	$16,788,066	13,304,029	$133,789,831
Shares issued in connection with
reinvestment of distributions	102,408	1,030,713	210,397	2,115,341
	1,770,470	17,818,779	13,514,426	135,905,172
Shares repurchased	(2,726,557)	(27,439,705)	(4,145,528)	(41,684,041)
Net increase (decrease)	(956,087)	$(9,620,926)	9,368,898	$94,221,131

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	401,580,753	$4,040,269,264	1,018,182,624	$10,234,529,072
Shares issued in connection with
reinvestment of distributions	8,045,182	80,947,524	15,668,119	157,507,159
	409,625,935	4,121,216,788	1,033,850,743	10,392,036,231
Shares repurchased	(355,371,168)	(3,575,503,145)	(725,729,961)	(7,293,973,294)
Net increase	54,254,767	$545,713,643	308,120,782	$3,098,062,937

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class B	1,049	5.08%	$10,542
Class N	1,025	0.05	10,301

Ultra Short Duration Income Fund 71

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/19	cost	proceeds	income	of 1/31/20
Short-term investments
Putnam Short Term
Investment Fund*	$—	$333,571,309	$333,571,309	$18,445	$—
Total Short-term
investments	$—	$333,571,309	$333,571,309	$18,445	$—

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

72 Ultra Short Duration Income Fund

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	BNP Paribas	RBC Capital Markets, LLC	Total
Assets:
Repurchase agreements**	$50,000,000	$25,000,000	$75,000,000
Total Assets	$50,000,000	$25,000,000	$75,000,000
Liabilities:
Total Liabilities	$—	$—	$—
Total Financial and Derivative Net Assets	$50,000,000	$25,000,000	$75,000,000
Total collateral received (pledged)†##	$50,000,000	$25,000,000
Net amount	$—	$—
Controlled collateral received (including
TBA commitments)**	$—	$—	$—
Uncontrolled collateral received	$52,507,875	$26,254,819	$78,762,694
Collateral (pledged) (including TBA commitments)**	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 8: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

Ultra Short Duration Income Fund 73

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Capital Spectrum Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Diversified Income Trust
Equity Spectrum Fund	Floating Rate Income Fund
Focused Equity Fund	Global Income Trust
Global Equity Fund	Government Money Market Fund*
International Capital Opportunities Fund	High Yield Fund
International Equity Fund	Income Fund
Multi-Cap Core Fund	Money Market Fund†
Research Fund	Mortgage Opportunities Fund
Mortgage Securities Fund
Global Sector	Short Duration Bond Fund
Global Health Care Fund	Ultra Short Duration Income Fund
Global Technology Fund
Tax-free Income
Growth	AMT-Free Municipal Fund
Growth Opportunities Fund	Intermediate-Term Municipal Income Fund
International Growth Fund	Short-Term Municipal Income Fund
Small Cap Growth Fund	Tax Exempt Income Fund
Sustainable Future Fund	Tax-Free High Yield Fund
Sustainable Leaders Fund
State tax-free income funds‡:
Value	California, Massachusetts, Minnesota,
Equity Income Fund	New Jersey, New York, Ohio, and Pennsylvania.
International Value Fund
Small Cap Value Fund

74 Ultra Short Duration Income Fund

Absolute Return	Asset Allocation
Fixed Income Absolute Return Fund	Dynamic Risk Allocation Fund
Multi-Asset Absolute Return Fund	George Putnam Balanced Fund

Putnam PanAgora**	Dynamic Asset Allocation Balanced Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Market Neutral Fund	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Risk Parity Fund
Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Ultra Short Duration Income Fund 75

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

76 Ultra Short Duration Income Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	Robert E. Patterson
London, England SW1A 1ER	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Ultra Short Duration Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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SA736 320189 3/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4) Change in registrant's independent public accountant.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 6, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 6, 2020